UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Balanced Fund

Class A EVIFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EVIFX-TSR-SAR

Eaton Vance Balanced Fund

Class C ECIFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECIFX-TSR-SAR

Eaton Vance Balanced Fund

Class I EIIFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EIIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R ERIFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ERIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R6 ESIFX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$1,057,316,611
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	405
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	2.4%
Asset-Backed Securities	4.8%
Short-Term Investments	5.0%
U.S. Treasury Obligations	8.4%
Corporate Bonds	9.2%
U.S. Government Agency Mortgage-Backed Securities	10.0%
Common Stocks	58.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
Visa, Inc., Class A	1.5%
Total	31.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ESIFX-TSR-SAR

Eaton Vance Core Bond Fund

Class A EAGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$308,024,619
# of Portfolio Holdings (for Core Bond Portfolio)	346
Portfolio Turnover Rate (for Core Bond Portfolio)	204%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	5.8%
Asset-Backed Securities	11.5%
Short-Term Investments	11.6%
U.S. Treasury Obligations	20.1%
Corporate Bonds	22.0%
U.S. Government Agency Mortgage-Backed Securities	23.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.0%)
Not Rated	3.2%
CCC or Lower	0.2%
B	0.9%
BB	1.3%
BBB	18.6%
A	15.4%
AA	58.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EAGIX-TSR-SAR

Eaton Vance Core Bond Fund

Class I EIGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$308,024,619
# of Portfolio Holdings (for Core Bond Portfolio)	346
Portfolio Turnover Rate (for Core Bond Portfolio)	204%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	5.8%
Asset-Backed Securities	11.5%
Short-Term Investments	11.6%
U.S. Treasury Obligations	20.1%
Corporate Bonds	22.0%
U.S. Government Agency Mortgage-Backed Securities	23.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.0%)
Not Rated	3.2%
CCC or Lower	0.2%
B	0.9%
BB	1.3%
BBB	18.6%
A	15.4%
AA	58.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EIGIX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class A EVTMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EVTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class C ECTMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class I EIUTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$908,124,092
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Materials	1.6%
Real Estate	2.6%
Communication Services	3.5%
Utilities	3.9%
Consumer Discretionary	4.6%
Energy	6.1%
Consumer Staples	7.0%
Health Care	11.2%
Industrials	16.2%
Financials	21.1%
Information Technology	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.5%
Chevron Corp.	2.8%
Johnson & Johnson	2.6%
Coca-Cola Co.	2.5%
Procter & Gamble Co.	2.3%
3M Co.	2.2%
Intercontinental Exchange, Inc.	2.2%
EOG Resources, Inc.	2.2%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EIUTX-TSR-SAR

Eaton Vance Greater India Fund

Class A ETGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ETGIX-TSR-SAR

Eaton Vance Greater India Fund

Class C ECGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECGIX-TSR-SAR

Eaton Vance Greater India Fund

Class I EGIIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$274,808,861
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.6%
Utilities	2.9%
Industrials	4.2%
Communication Services	4.3%
Energy	5.9%
Consumer Staples	6.4%
Materials	7.3%
Health Care	7.9%
Information Technology	9.4%
Consumer Discretionary	18.0%
Financials	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	7.7%
Reliance Industries Ltd.	5.9%
Infosys Ltd.	4.9%
HDFC Bank Ltd.	4.2%
Mahindra & Mahindra Ltd.	3.9%
Axis Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Eternal Ltd.	2.7%
Sun Pharmaceutical Industries Ltd.	2.5%
Total	41.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EGIIX-TSR-SAR

Eaton Vance Growth Fund

Class A EALCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EALCX-TSR-SAR

Eaton Vance Growth Fund

Class C ECLCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECLCX-TSR-SAR

Eaton Vance Growth Fund

Class I ELCIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ELCIX-TSR-SAR

Eaton Vance Growth Fund

Class R ELCRX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$436,548,177
# of Portfolio Holdings	53
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.9%
Consumer Staples	4.7%
Industrials	6.8%
Health Care	6.8%
Financials	6.9%
Consumer Discretionary	12.1%
Communication Services	13.6%
Information Technology	45.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.9%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.9%
Apple, Inc.	5.9%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.7%
Intuit, Inc.	2.3%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ELCRX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class A EHSTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EHSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class C ECSTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class I EILVX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EILVX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R ERSTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ERSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R6 ERLVX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,421,412,737
# of Portfolio Holdings	68
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	3.2%
Communication Services	4.9%
Utilities	5.3%
Consumer Staples	5.9%
Materials	5.9%
Energy	6.7%
Information Technology	8.4%
Consumer Discretionary	10.0%
Health Care	11.9%
Industrials	12.7%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
Abbott Laboratories	2.4%
3M Co.	2.4%
Reinsurance Group of America, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.1%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ERLVX-TSR-SAR

Eaton Vance Small-Cap Fund

Class A ETEGX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ETEGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class C ECSMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ECSMX-TSR-SAR

Eaton Vance Small-Cap Fund

Class I EISGX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

EISGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class R ERSGX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$177,563,686
# of Portfolio Holdings	71
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Communication Services	0.8%
Utilities	1.7%
Consumer Staples	2.3%
Real Estate	5.3%
Materials	5.4%
Health Care	9.0%
Information Technology	10.6%
Consumer Discretionary	14.0%
Financials	24.6%
Industrials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
Core & Main, Inc., Class A	3.0%
AptarGroup, Inc.	2.9%
CBIZ, Inc.	2.6%
Stifel Financial Corp.	2.4%
Wyndham Hotels & Resorts, Inc.	2.3%
Chemed Corp.	2.3%
Aramark	2.2%
ESCO Technologies, Inc.	2.2%
White Mountains Insurance Group Ltd.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

ERSGX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Balanced Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Balanced Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Balanced Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investment in Core Bond Portfolio, at value (identified cost, $402,788,939)	$388,215,181
Investment in Stock Portfolio, at value (identified cost, $370,641,490)	665,439,938
Receivable for Fund shares sold	5,613,608
Total assets	$1,059,268,727
Liabilities
Payable for Fund shares redeemed	$1,464,378
Payable to affiliates:
Administration fee	33,874
Distribution and service fees	204,626
Sub-transfer agency fee	19,471
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	135,320
Accrued expenses	94,322
Total liabilities	$1,952,116
Net Assets	$1,057,316,611
Sources of Net Assets
Paid-in capital	$710,668,490
Distributable earnings	346,648,121
Net Assets	$1,057,316,611
Class A Shares
Net Assets	$498,412,441
Shares Outstanding	40,293,004
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.37
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.06
Class C Shares
Net Assets	$120,158,607
Shares Outstanding	9,651,708
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.45
Class I Shares
Net Assets	$409,381,265
Shares Outstanding	33,072,778
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.38
Class R Shares
Net Assets	$17,268,595
Shares Outstanding	1,402,872
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.31
1
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class R6 Shares
Net Assets	$12,095,703
Shares Outstanding	976,968
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.38
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $22,320)	$3,486,280
Interest income allocated from Portfolios	7,843,675
Expenses allocated from Portfolios	(2,977,624)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	96,569
Total investment income from Portfolios	$8,448,900
Expenses
Administration fee	$199,695
Distribution and service fees:
Class A	592,103
Class C	601,739
Class R	41,322
Trustees’ fees and expenses	250
Custodian fee	20,450
Transfer and dividend disbursing agent fees	346,682
Legal and accounting services	65,556
Printing and postage	35,492
Registration fees	55,109
Miscellaneous	25,721
Total expenses	$1,984,119
Net investment income	$6,464,781
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$20,327,223
Futures contracts	(839,519)
Foreign currency transactions	27,261
Forward foreign currency exchange contracts	(23,597)
Net realized gain	$19,491,368
Change in unrealized appreciation (depreciation):
Investments	$27,791,897
Futures contracts	1,735,820
Foreign currency	290
Forward foreign currency exchange contracts	(27,577)
Net change in unrealized appreciation (depreciation)	$29,500,430
Net realized and unrealized gain	$48,991,798
Net increase in net assets from operations	$55,456,579
3
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,464,781	$11,897,746
Net realized gain	19,491,368	53,212,130
Net change in unrealized appreciation (depreciation)	29,500,430	98,044,369
Net increase in net assets from operations	$55,456,579	$163,154,245
Distributions to shareholders:
Class A	$(3,175,440)	$(26,591,914)
Class C	(327,822)	(6,288,759)
Class I	(3,008,415)	(21,418,638)
Class R	(90,967)	(889,053)
Class R6	(93,307)	(496,014)
Total distributions to shareholders	$(6,695,951)	$(55,684,378)
Transactions in shares of beneficial interest:
Class A	$(6,236,792)	$34,400,766
Class C	(12,912,473)	(36,974,183)
Class I	11,698,868	58,641,560
Class R	(180,641)	719,094
Class R6	2,996,591	564,678
Net increase (decrease) in net assets from Fund share transactions	$(4,634,447)	$57,351,915
Net increase in net assets	$44,126,181	$164,821,782
Net Assets
At beginning of period	$1,013,190,430	$848,368,648
At end of period	$1,057,316,611	$1,013,190,430
4
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.79	$10.44	$9.19	$11.50	$10.93	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.15	$0.15	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.58	1.88	1.31	(1.90)	1.43	1.27
Total income (loss) from operations	$0.66	$2.03	$1.46	$(1.78)	$1.52	$1.38
Less Distributions
From net investment income	$(0.08)	$(0.15)	$(0.16)	$(0.13)	$(0.13)	$(0.12)
From net realized gain	—	(0.53)	(0.05)	(0.40)	(0.82)	(0.18)
Total distributions	$(0.08)	$(0.68)	$(0.21)	$(0.53)	$(0.95)	$(0.30)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$0.00(2)
Net asset value — End of period	$12.37	$11.79	$10.44	$9.19	$11.50	$10.93
Total Return(3)	5.62%(4)	19.46%	16.05%	(15.58)%	14.01%	14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$498,412	$481,330	$395,907	$350,731	$448,684	$391,745
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.00%(7)	0.98%	0.98%	0.97%	0.95%	0.96%
Net expenses	0.98%(7)(8)	0.97%(8)	0.98%(8)	0.97%(8)	0.95%	0.96%
Net investment income	1.29%(7)	1.29%	1.50%	1.15%	0.73%	1.10%
Portfolio Turnover of the Fund(9)	2%(4)	5%	2%	7%	7%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.87	$10.50	$9.24	$11.55	$10.97	$9.90
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.06	$0.07	$0.04	$(0.00)(2)	$0.04
Net realized and unrealized gain (loss)	0.58	1.90	1.32	(1.90)	1.44	1.25
Total income (loss) from operations	$0.61	$1.96	$1.39	$(1.86)	$1.44	$1.29
Less Distributions
From net investment income	$(0.03)	$(0.06)	$(0.08)	$(0.05)	$(0.04)	$(0.04)
From net realized gain	—	(0.53)	(0.05)	(0.40)	(0.82)	(0.18)
Total distributions	$(0.03)	$(0.59)	$(0.13)	$(0.45)	$(0.86)	$(0.22)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$0.00(2)
Net asset value — End of period	$12.45	$11.87	$10.50	$9.24	$11.55	$10.97
Total Return(3)	5.17%(4)	18.63%	15.15%	(16.16)%	13.21%	13.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,159	$127,560	$146,923	$182,999	$258,309	$248,249
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.75%(7)	1.73%	1.73%	1.72%	1.70%	1.71%
Net expenses	1.73%(7)(8)	1.72%(8)	1.73%(8)	1.72%(8)	1.70%	1.71%
Net investment income (loss)	0.54%(7)	0.54%	0.74%	0.39%	(0.02)%	0.36%
Portfolio Turnover of the Fund(9)	2%(4)	5%	2%	7%	7%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.80	$10.45	$9.20	$11.50	$10.93	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.18	$0.17	$0.14	$0.11	$0.13
Net realized and unrealized gain (loss)	0.58	1.88	1.31	(1.88)	1.43	1.26
Total income (loss) from operations	$0.67	$2.06	$1.48	$(1.74)	$1.54	$1.39
Less Distributions
From net investment income	$(0.09)	$(0.18)	$(0.18)	$(0.16)	$(0.15)	$(0.14)
From net realized gain	—	(0.53)	(0.05)	(0.40)	(0.82)	(0.18)
Total distributions	$(0.09)	$(0.71)	$(0.23)	$(0.56)	$(0.97)	$(0.32)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$0.00(2)
Net asset value — End of period	$12.38	$11.80	$10.45	$9.20	$11.50	$10.93
Total Return(3)	5.75%(4)	19.74%	16.32%	(15.27)%	14.28%	14.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$409,381	$379,082	$284,307	$283,882	$409,900	$399,991
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.75%(7)	0.73%	0.73%	0.72%	0.70%	0.71%
Net expenses	0.73%(7)(8)	0.72%(8)	0.73%(8)	0.72%(8)	0.70%	0.71%
Net investment income	1.54%(7)	1.54%	1.75%	1.39%	0.98%	1.34%
Portfolio Turnover of the Fund(9)	2%(4)	5%	2%	7%	7%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.74	$10.40	$9.15	$11.45	$10.89	$9.82
Income (Loss) From Operations
Net investment incme(1)	$0.06	$0.12	$0.12	$0.09	$0.06	$0.08
Net realized and unrealized gain (loss)	0.57	1.88	1.31	(1.88)	1.42	1.26
Total income (loss) from operations	$0.63	$2.00	$1.43	$(1.79)	$1.48	$1.34
Less Distributions
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.11)	$(0.10)	$(0.09)
From net realized gain	—	(0.53)	(0.05)	(0.40)	(0.82)	(0.18)
Total distributions	$(0.06)	$(0.66)	$(0.18)	$(0.51)	$(0.92)	$(0.27)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$0.00(2)
Net asset value — End of period	$12.31	$11.74	$10.40	$9.15	$11.45	$10.89
Total Return(3)	5.43%(4)	19.16%	15.83%	(15.77)%	13.71%	13.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,269	$16,662	$14,158	$12,922	$15,587	$8,958
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.25%(7)	1.23%	1.23%	1.22%	1.20%	1.21%
Net expenses	1.23%(7)(8)	1.22%(8)	1.23%(8)	1.22%(8)	1.20%	1.21%
Net investment income	1.04%(7)	1.04%	1.25%	0.90%	0.47%	0.84%
Portfolio Turnover of the Fund(9)	2%(4)	5%	2%	7%	7%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.80	$10.45	$9.20	$11.51	$10.93	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.18	$0.18	$0.15	$0.12	$0.14
Net realized and unrealized gain (loss)	0.59	1.89	1.31	(1.90)	1.44	1.26
Total income (loss) from operations	$0.68	$2.07	$1.49	$(1.75)	$1.56	$1.40
Less Distributions
From net investment income	$(0.10)	$(0.19)	$(0.19)	$(0.16)	$(0.16)	$(0.15)
From net realized gain	—	(0.53)	(0.05)	(0.40)	(0.82)	(0.18)
Total distributions	$(0.10)	$(0.72)	$(0.24)	$(0.56)	$(0.98)	$(0.33)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$0.00(2)
Net asset value — End of period	$12.38	$11.80	$10.45	$9.20	$11.51	$10.93
Total Return(3)	5.77%(4)	19.79%	16.37%	(15.30)%	14.42%	14.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,096	$8,557	$7,074	$4,564	$5,131	$54,388
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.70%(7)	0.69%	0.68%	0.67%	0.66%	0.67%
Net expenses	0.68%(7)(8)	0.68%(8)	0.68%(8)	0.67%(8)	0.66%	0.67%
Net investment income	1.60%(7)	1.58%	1.80%	1.45%	1.02%	1.39%
Portfolio Turnover of the Fund(9)	2%(4)	5%	2%	7%	7%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at June 30, 2025 were as follows: Core Bond Portfolio (55.7%) and Stock Portfolio (86.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
10

Eaton Vance
Balanced Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
11

Eaton Vance
Balanced Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2025, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,688,764 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the administration fee amounted to $199,695.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $45,237 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $16,110 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025 in the amount of $1,850. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $592,103 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $451,304 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $20,661 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $150,435 and $20,661 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received $1,250 and $8,679 of CDSCs paid by Class A and Class C shareholders, respectively.
12

Eaton Vance
Balanced Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions
For the six months ended June 30, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$14,668,121	$7,895,295
Stock Portfolio	6,057,153	29,553,789
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,475,438	$29,047,176	6,276,541	$72,932,529
Issued to shareholders electing to receive payments of distributions in Fund shares	247,567	2,907,892	2,071,795	24,710,524
Redemptions	(3,240,402)	(38,191,860)	(5,449,587)	(63,242,287)
Net increase (decrease)	(517,397)	$(6,236,792)	2,898,749	$34,400,766
Class C
Sales	851,836	$10,070,768	1,937,226	$22,748,791
Issued to shareholders electing to receive payments of distributions in Fund shares	27,161	321,457	509,870	6,138,300
Redemptions	(1,975,474)	(23,304,698)	(5,687,761)	(65,861,274)
Net decrease	(1,096,477)	$(12,912,473)	(3,240,665)	$(36,974,183)
Class I
Sales	4,760,212	$56,328,413	8,379,943	$98,421,108
Issued to shareholders electing to receive payments of distributions in Fund shares	233,013	2,739,488	1,641,231	19,564,677
Redemptions	(4,039,371)	(47,369,033)	(5,111,086)	(59,344,225)
Net increase	953,854	$11,698,868	4,910,088	$58,641,560
Class R
Sales	96,112	$ 1,136,131	166,536	$ 1,917,935
Issued to shareholders electing to receive payments of distributions in Fund shares	7,781	90,967	74,849	889,053
Redemptions	(120,624)	(1,407,739)	(183,620)	(2,087,894)
Net increase (decrease)	(16,731)	$ (180,641)	57,765	$ 719,094
13

Eaton Vance
Balanced Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Sales	454,189	$ 5,397,741	282,909	$ 3,289,767
Issued to shareholders electing to receive payments of distributions in Fund shares	7,884	92,646	41,388	492,935
Redemptions	(209,948)	(2,493,796)	(276,344)	(3,218,024)
Net increase	252,125	$ 2,996,591	47,953	$ 564,678
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025 and December 31, 2024, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
14

Stock Portfolio
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	24,283	$ 7,964,824
		$ 7,964,824
Beverages — 1.7%
Coca-Cola Co.	182,998	$ 12,947,108
		$ 12,947,108
Biotechnology — 1.6%
AbbVie, Inc.	65,005	$ 12,066,228
Caris Life Sciences, Inc.(1)	8,124	217,073
		$ 12,283,301
Broadline Retail — 5.1%
Amazon.com, Inc.(1)	177,190	$ 38,873,714
		$ 38,873,714
Building Products — 1.2%
Carrier Global Corp.	126,835	$ 9,283,054
		$ 9,283,054
Capital Markets — 5.2%
Blue Owl Capital, Inc.	293,333	$ 5,634,927
Intercontinental Exchange, Inc.	70,973	13,021,416
S&P Global, Inc.	19,138	10,091,276
Tradeweb Markets, Inc., Class A	76,284	11,167,978
		$ 39,915,597
Chemicals — 1.1%
Linde PLC	17,256	$ 8,096,170
		$ 8,096,170
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	42,047	$ 7,851,016
		$ 7,851,016
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	63,924	$ 6,892,925
Walmart, Inc.	139,788	13,668,471
		$ 20,561,396
Security	Shares	Value
Electrical Equipment — 2.2%
AMETEK, Inc.	43,193	$ 7,816,205
Eaton Corp. PLC	25,380	9,060,406
		$ 16,876,611
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	89,486	$ 8,836,743
		$ 8,836,743
Entertainment — 4.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	124,065	$ 12,964,792
Netflix, Inc.(1)	11,275	15,098,691
Spotify Technology SA(1)	6,223	4,775,157
		$ 32,838,640
Financial Services — 6.1%
Mr. Cooper Group, Inc.(1)	95,304	$ 14,220,310
Shift4 Payments, Inc., Class A(1)	138,900	13,766,379
Visa, Inc., Class A	54,143	19,223,472
		$ 47,210,161
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	77,862	$ 10,590,011
Edwards Lifesciences Corp.(1)	91,171	7,130,484
Intuitive Surgical, Inc.(1)	12,262	6,663,293
		$ 24,383,788
Health Care Providers & Services — 2.6%
Humana, Inc.	22,295	$ 5,450,682
McKesson Corp.	10,589	7,759,407
Quest Diagnostics, Inc.	39,636	7,119,815
		$ 20,329,904
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	1,194	$ 6,912,353
Flutter Entertainment PLC(1)	44,066	12,592,300
Marriott International, Inc., Class A	30,582	8,355,308
		$ 27,859,961
Insurance — 3.0%
Allstate Corp.	60,860	$ 12,251,727
Arthur J. Gallagher & Co.	33,125	10,603,975
		$ 22,855,702
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	153,475	$ 27,224,930

15
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A	39,312	$ 29,015,794
		$ 56,240,724
IT Services — 0.9%
Gartner, Inc.(1)	17,637	$ 7,129,228
		$ 7,129,228
Machinery — 0.7%
Parker-Hannifin Corp.	7,996	$ 5,584,966
		$ 5,584,966
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	114,987	$ 10,318,933
EQT Corp.	153,902	8,975,565
		$ 19,294,498
Pharmaceuticals — 2.6%
Eli Lilly & Co.	15,899	$ 12,393,748
Zoetis, Inc.	47,957	7,478,894
		$ 19,872,642
Professional Services — 3.5%
Automatic Data Processing, Inc.	28,439	$ 8,770,588
Booz Allen Hamilton Holding Corp.	60,443	6,293,929
TransUnion	133,324	11,732,512
		$ 26,797,029
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	64,601	$ 5,193,920
FirstService Corp.	52,321	9,136,293
		$ 14,330,213
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	35,513	$ 8,452,804
Broadcom, Inc.	101,081	27,862,978
Lam Research Corp.	131,304	12,781,131
NVIDIA Corp.	391,220	61,808,848
		$110,905,761
Software — 11.7%
Fair Isaac Corp.(1)	5,242	$ 9,582,166
Microsoft Corp.	128,862	64,097,248
Palo Alto Networks, Inc.(1)	45,085	9,226,194
Synopsys, Inc.(1)	13,454	6,897,597
		$ 89,803,205
Security	Shares	Value
Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	32,202	$ 7,491,473
TJX Cos., Inc.	69,381	8,567,860
		$ 16,059,333
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	202,358	$ 41,517,791
		$ 41,517,791
Total Common Stocks (identified cost $407,103,340)		$766,503,080

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	1,847,148	$ 1,847,148
Total Short-Term Investments (identified cost $1,847,148)		$ 1,847,148
Total Investments — 100.0% (identified cost $408,950,488)		$768,350,228
Other Assets, Less Liabilities — (0.0)%†		$ (184,203)
Net Assets — 100.0%		$768,166,025
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of June 30, 2025.

16
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $407,103,340)	$766,503,080
Affiliated investments, at value (identified cost $1,847,148)	1,847,148
Dividends receivable	284,903
Dividends receivable from affiliated investments	12,210
Tax reclaims receivable	6,959
Trustees' deferred compensation plan	68,043
Total assets	$768,722,343
Liabilities
Payable to affiliates:
Investment adviser fee	$362,010
Trustees' fees	12,043
Trustees' deferred compensation plan	68,043
Payable for custodian fee	61,209
Payable for legal and accounting services	44,292
Accrued expenses	8,721
Total liabilities	$556,318
Net Assets applicable to investors' interest in Portfolio	$768,166,025
17
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $20,826)	$2,689,785
Dividend income from affiliated investments	63,098
Total investment income	$2,752,883
Expenses
Investment adviser fee	$2,125,359
Trustees’ fees and expenses	25,168
Custodian fee	92,110
Legal and accounting services	41,560
Miscellaneous	15,107
Total expenses	$2,299,304
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,295
Total expense reductions	$2,295
Net expenses	$2,297,009
Net investment income	$455,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$25,899,688
Foreign currency transactions	(93)
Net realized gain	$25,899,595
Change in unrealized appreciation (depreciation):
Investments	$20,287,702
Foreign currency	128
Net change in unrealized appreciation (depreciation)	$20,287,830
Net realized and unrealized gain	$46,187,425
Net increase in net assets from operations	$46,643,299
18
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$455,874	$1,762,893
Net realized gain	25,899,595	68,213,141
Net change in unrealized appreciation (depreciation)	20,287,830	112,517,896
Net increase in net assets from operations	$46,643,299	$182,493,930
Capital transactions:
Contributions	$9,237,944	$33,145,342
Withdrawals	(34,666,160)	(63,170,365)
Net decrease in net assets from capital transactions	$(25,428,216)	$(30,025,023)
Net increase in net assets	$21,215,083	$152,468,907
Net Assets
At beginning of period	$746,950,942	$594,482,035
At end of period	$768,166,025	$746,950,942
19
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.63%	0.64%	0.64%	0.63%	0.64%
Net expenses	0.64%(2)(3)	0.63%(3)	0.64%(3)	0.64%(3)	0.63%	0.64%
Net investment income	0.13%(2)	0.25%	0.60%	0.82%	0.55%	0.84%
Portfolio Turnover	22%(4)	44%	44%	52%	44%	70%
Total Return	6.55%(4)	30.99%	24.43%	(16.49)%	23.21%	18.61%
Net assets, end of period (000’s omitted)	$768,166	$746,951	$594,482	$550,036	$871,310	$804,446
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
(4)	Not annualized.
20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2025, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.4% and 86.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
21

Stock Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2025, the Portfolio's investment adviser fee amounted to $2,125,359 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $2,295 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $160,476,834 and $185,978,261, respectively, for the six months ended June 30, 2025.
22

Stock Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$413,902,956
Gross unrealized appreciation	$356,021,004
Gross unrealized depreciation	(1,573,732)
Net unrealized appreciation	$354,447,272
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
6   Affiliated Investments
At June 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,847,148, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,361,413	$46,214,622	$(45,728,887)	$ —	$ —	$1,847,148	$63,098	1,847,148
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
23

Stock Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

At June 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$766,503,080*	$ —	$ —	$766,503,080
Short-Term Investments	1,847,148	—	—	1,847,148
Total Investments	$ 768,350,228	$ —	$ —	$768,350,228
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
24

Eaton Vance
Balanced Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
25

Eaton Vance
Balanced Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
26

Eaton Vance
Balanced Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary and blended benchmark indexes and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
27

Eaton Vance
Balanced Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
28

EVIFX-NCSR    6.30.25

Eaton Vance
Core Bond Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Core Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Core Bond Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investment in Core Bond Portfolio, at value (identified cost $304,508,654)	$308,269,294
Receivable for Fund shares sold	218,443
Receivable from affiliates	77,440
Total assets	$308,565,177
Liabilities
Payable for Fund shares redeemed	$464,334
Distributions payable	2,429
Payable to affiliates:
Distribution and service fees	4,899
Sub-transfer agency fee	1,643
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	29,053
Payable for legal and accounting services	32,896
Accrued expenses	5,179
Total liabilities	$540,558
Net Assets	$308,024,619
Sources of Net Assets
Paid-in capital	$329,849,854
Accumulated loss	(21,825,235)
Net Assets	$308,024,619
Class A Shares
Net Assets	$24,033,556
Shares Outstanding	2,774,088
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.66
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.95
Class I Shares
Net Assets	$283,991,063
Shares Outstanding	32,837,123
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.65
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $3,024)	$791,640
Interest income allocated from Portfolio	5,588,652
Expenses allocated from Portfolio	(706,537)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	69,736
Total investment income from Portfolio	$5,743,491
Expenses
Distribution and service fees:
Class A	$30,163
Trustees’ fees and expenses	250
Custodian fee	11,270
Transfer and dividend disbursing agent fees	79,632
Legal and accounting services	41,244
Printing and postage	9,060
Registration fees	25,539
Miscellaneous	9,304
Total expenses	$206,462
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$173,371
Total expense reductions	$173,371
Net expenses	$33,091
Net investment income	$5,710,400
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(1,309,013)
Futures contracts	(640,839)
Foreign currency transactions	21,644
Forward foreign currency exchange contracts	(18,680)
Net realized loss	$(1,946,888)
Change in unrealized appreciation (depreciation):
Investments	$7,343,546
Futures contracts	1,357,603
Foreign currency	(32)
Forward foreign currency exchange contracts	(21,432)
Net change in unrealized appreciation (depreciation)	$8,679,685
Net realized and unrealized gain	$6,732,797
Net increase in net assets from operations	$12,443,197

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,710,400	$11,601,871
Net realized loss	(1,946,888)	(3,996,639)
Net change in unrealized appreciation (depreciation)	8,679,685	(371,303)
Net increase in net assets from operations	$12,443,197	$7,233,929
Distributions to shareholders:
Class A	$(491,945)	$(908,620)
Class I	(5,306,776)	(10,751,925)
Total distributions to shareholders	$(5,798,721)	$(11,660,545)
Transactions in shares of beneficial interest:
Class A	$(1,047,716)	$4,676,912
Class I	84,683,805	(43,776,096)
Net increase (decrease) in net assets from Fund share transactions	$83,636,089	$(39,099,184)
Net increase (decrease) in net assets	$90,280,565	$(43,525,800)
Net Assets
At beginning of period	$217,744,054	$261,269,854
At end of period	$308,024,619	$217,744,054

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.47	$8.58	$8.41	$9.97	$10.26	$10.01
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.34	$0.30	$0.20	$0.18	$0.23
Net realized and unrealized gain (loss)	0.19	(0.11)	0.18	(1.52)	(0.14)	0.55
Total income (loss) from operations	$0.36	$0.23	$0.48	$(1.32)	$0.04	$0.78
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.31)	$(0.23)	$(0.21)	$(0.25)
From net realized gain	—	—	—	(0.01)	(0.12)	(0.28)
Total distributions	$(0.17)	$(0.34)	$(0.31)	$(0.24)	$(0.33)	$(0.53)
Net asset value — End of period	$8.66	$8.47	$8.58	$8.41	$9.97	$10.26
Total Return(2)	4.31%(3)	2.77%	5.81%	(13.33)%	0.36%	7.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,034	$24,538	$20,163	$13,226	$17,409	$21,770
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.91%(6)	0.85%	0.85%	0.86%	0.86%	0.86%
Net expenses	0.73%(6)(7)	0.74%(7)	0.74%(7)	0.74%(7)	0.74%	0.74%
Net investment income	4.01%(6)	4.00%	3.52%	2.25%	1.81%	2.23%
Portfolio Turnover of the Portfolio(8)	204%(3)	375%	227%	102%	122%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.02% of average daily net assets for the six months ended June 30, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.45	$8.57	$8.40	$9.96	$10.24	$9.99
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.36	$0.32	$0.23	$0.21	$0.25
Net realized and unrealized gain (loss)	0.20	(0.12)	0.18	(1.53)	(0.14)	0.55
Total income (loss) from operations	$0.38	$0.24	$0.50	$(1.30)	$0.07	$0.80
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.33)	$(0.25)	$(0.23)	$(0.27)
From net realized gain	—	—	—	(0.01)	(0.12)	(0.28)
Total distributions	$(0.18)	$(0.36)	$(0.33)	$(0.26)	$(0.35)	$(0.55)
Net asset value — End of period	$8.65	$8.45	$8.57	$8.40	$9.96	$10.24
Total Return(2)	4.57%(3)	2.90%	6.08%	(13.13)%	0.71%	8.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283,991	$193,206	$241,106	$198,001	$106,684	$139,826
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.66%(6)	0.60%	0.60%	0.61%	0.61%	0.61%
Net expenses	0.48%(6)(7)	0.49%(7)	0.49%(7)	0.49%(7)	0.49%	0.49%
Net investment income	4.27%(6)	4.25%	3.75%	2.57%	2.06%	2.47%
Portfolio Turnover of the Portfolio(8)	204%(3)	375%	227%	102%	122%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.02% of average daily net assets for the six months ended June 30, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (44.3% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Core Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $18,229,393 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $4,186,398 are short-term and $14,042,995 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $173,371 of the Fund’s operating expenses for the six months ended June 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $3,672 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,494 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $30,163 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Core Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $101,710,452 and $23,243,621, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	197,899	$ 1,691,431	925,441	$ 7,919,652
Issued to shareholders electing to receive payments of distributions in Fund shares	55,831	480,144	103,906	885,293
Redemptions	(377,553)	(3,219,291)	(480,170)	(4,128,033)
Net increase (decrease)	(123,823)	$ (1,047,716)	549,177	$ 4,676,912
Class I
Sales	15,244,228	$129,594,252	14,087,713	$121,161,128
Issued to shareholders electing to receive payments of distributions in Fund shares	617,183	5,302,832	1,258,882	10,712,951
Redemptions	(5,879,092)	(50,213,279)	(20,618,150)	(175,650,175)
Net increase (decrease)	9,982,319	$ 84,683,805	(5,271,555)	$(43,776,096)
At June 30, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 23.6% of the value of the outstanding shares of the Fund.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.3%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,978	$ 2,034,531
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	1,209	1,216,508
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	1,635	1,636,771
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,558	1,592,358
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	2,064	2,095,472
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,425	2,432,847
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,431	1,445,523
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,495	1,496,591
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,344,100
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,181	1,101,555
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,438	1,454,721
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,140,881
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	315	312,345
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,607	1,548,006
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,578,104
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	295,916
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	917	920,145
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	1,599	1,606,275
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	534	524,348
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,733,246
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,166,968
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,551	1,582,533
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	2,021	2,041,033
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	920	914,962
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	931	885,755
Security	Principal Amount (000's omitted)	Value
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	$2,214	$ 2,218,871
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,026	1,017,790
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,077	1,079,610
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	3,420	3,429,738
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	182	179,660
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,787	2,600,614
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,211,119
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,001	1,023,866
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,163	2,144,014
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,315	1,231,922
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	561	543,830
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	564	549,912
Series 2021-C, Class A, 2.18%, 10/8/31(1)	2,695	2,633,567
Series 2025-A, Class A, 5.01%, 2/8/33(1)	2,922	2,921,120
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	45	44,521
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	14	13,892
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,072	1,081,026
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,179	1,179,800
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,117,394
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,004	1,017,959
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	983	937,834
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,497	1,520,742
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,131,362
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	2,406	2,402,417
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,168,202
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	527	489,951
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	614	535,042

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$3,542	$ 3,485,989
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,111,790
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,742	1,705,761
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	489	460,732
STAR Trust, Series 2025-SFR5, Class A, 5.762%, (1 mo. SOFR + 1.45%), 2/17/42(1)(3)	3,451	3,457,167
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	817	814,524
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	657	656,038
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	205	160,750
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,762	1,630,261
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,600	1,302,814
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	32	32,098
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,295,933
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	837,773
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,085,802
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	768	717,467
Series 2020-A, Class C, 6.657%, 3/15/45(1)	119	114,511
Total Asset-Backed Securities (identified cost $99,803,466)		$ 99,396,679

Collateralized Mortgage Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.202%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	$1,797	$ 1,804,451
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,394	1,353,725
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	809	823,643
FARM Mortgage Trust, Series 2024-2, Class A, 5.195%, 8/1/54(1)(2)	1,243	1,232,076
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	158	159,688
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(3)	2,840	2,841,965
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(3)	$3,122	$ 3,117,276
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(3)	3,280	3,284,235
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	368	370,327
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	30	30,272
Series 2013-6, Class HD, 1.50%, 12/25/42	45	39,844
Series 2014-70, Class KP, 3.50%, 3/25/44	210	204,250
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,264	2,334,024
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	657,337
Series 2023-84, Class MW, 6.00%, 6/20/53	653	672,985
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(3)	3,210	3,205,097
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(3)	3,227	3,228,715
Total Collateralized Mortgage Obligations (identified cost $25,113,978)		$ 25,359,910

Commercial Mortgage-Backed Securities — 7.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,809,504
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	1,147,449
BAMLL Trust, Series 2024-BHP, Class A, 6.662%, (1 mo. SOFR + 2.35%), 8/15/39(1)(3)	1,890	1,903,229
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,282,001
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	1,650	1,644,206
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,263	1,257,443
Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	806	802,689
Series 2022-CSMO, Class A, 6.427%, (1 mo. SOFR + 2.115%), 6/15/27(1)(3)	1,335	1,345,086
BX Trust, Series 2025-GW, Class B, (1 mo. SOFR + 1.850%), 7/15/42(1)(5)	1,745	1,751,725

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Extended Stay America Trust, Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	$2,348	$ 2,351,928
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	456	442,157
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,164,515
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,160	1,180,612
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,167,259
Great Wolf Trust, Series 2024-WOLF, Class A, 5.854%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,375,684
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.705%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)	1,300	1,302,522
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	1,611	1,613,834
Series 2024-DPLO, Class B, 6.303%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	1,335	1,337,345
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	2,306	2,302,663
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.658%, 9/15/47(1)(2)	260	177,455
Series 2014-C23, Class D, 4.20%, 9/15/47(1)(2)	2,000	1,721,188
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	195	187,384
Series 2021-MHC, Class C, 5.977%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	2,425	2,428,186
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	1,380	1,382,365
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.87%, 5/15/49(2)(6)	993	921,648
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(3)	5,000	2,664,775
NYCT Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,000	1,006,980
ORL Trust, Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	2,081	2,083,449
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.703%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	872	871,993
TX Trust, Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,995	1,985,641
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	523	554,458
Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$500	$ 462,223
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	1,340	1,345,912
Total Commercial Mortgage-Backed Securities (identified cost $53,655,913)		$ 49,975,508

Corporate Bonds — 27.1%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
Boeing Co.:
5.805%, 5/1/50	$1,229	$ 1,179,746
5.93%, 5/1/60	485	461,449
Hexcel Corp., 5.875%, 2/26/35	2,000	2,035,810
		$ 3,677,005
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,292,376
		$ 2,292,376
Airlines — 0.3%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,960	$ 1,940,696
5.308%, 10/20/31(1)	465	457,760
		$ 2,398,456
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 206,293
7.122%, 11/7/33	296	307,342
7.20%, 6/10/30	987	1,039,120
7.35%, 3/6/30	2,463	2,601,073
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,476	1,497,769
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,135,669
		$ 7,787,266
Banks — 9.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(7)	$1,300	$ 1,317,891
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(7)	600	610,726

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	$1,000	$ 966,204
4.175% to 3/24/27, 3/24/28(7)	200	198,894
5.294%, 8/18/27	400	406,825
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(7)	6,333	6,514,093
5.933% to 9/15/26, 9/15/27(7)	2,225	2,264,361
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(7)	2,125	2,155,338
Barclays PLC, 6.496% to 9/13/26, 9/13/27(7)	1,129	1,154,303
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)	1,165	1,157,509
5.125% to 1/18/28, 1/18/33(1)(7)	1,000	961,731
7.625% to 2/11/30, 2/11/35(1)(7)	673	692,719
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(7)	1,494	1,516,935
7.75% to 8/16/29(1)(7)(8)	787	829,714
9.25% to 11/17/27(1)(7)(8)	634	680,872
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(7)	2,790	2,894,962
Brookfield Finance, Inc., 5.968%, 3/4/54	955	953,966
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(7)	1,462	1,606,612
Citigroup, Inc., Series W, 4.00% to 12/10/25(7)(8)	1,260	1,254,270
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	985	1,002,331
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(7)	455	461,661
Goldman Sachs Group, Inc., 5.218% to 4/23/30, 4/23/31(7)	1,970	2,020,100
ING Groep NV, 5.525% to 3/25/35, 3/25/36(7)	1,493	1,520,544
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	269	271,143
8.248% to 11/21/32, 11/21/33(1)(7)	1,555	1,805,763
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(7)	2,060	2,111,620
5.581% to 4/22/29, 4/22/30(7)	2,650	2,752,153
5.766% to 4/22/34, 4/22/35(7)	576	605,377
PNC Financial Services Group, Inc.:
4.899% to 5/13/30, 5/13/31(7)	2,628	2,662,008
5.575% to 1/29/35, 1/29/36(7)	50	51,554
6.875% to 10/20/33, 10/20/34(7)	2,225	2,488,202
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(7)	2,321	2,367,795
6.10% to 4/13/32, 4/13/33(1)(7)	770	800,937
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,755,314
Synchrony Bank, 5.40%, 8/22/25	800	799,864
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	$690	$ 683,569
5.625%, 2/15/28	750	758,302
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	680	697,810
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	605	587,325
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	2,181	2,283,304
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(7)	1,304	1,362,759
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(7)	1,691	1,725,319
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(7)	1,246	1,078,114
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(7)	785	780,986
5.459% to 6/30/30, 6/30/35(1)(7)	611	607,739
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(7)	2,170	2,226,669
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,197,464
		$ 65,603,651
Biotechnology — 0.2%
Biogen, Inc., 6.45%, 5/15/55	$1,673	$ 1,724,028
		$ 1,724,028
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,306,847
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	967	994,990
		$ 2,301,837
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	$1,175	$ 1,237,482
		$ 1,237,482
Commercial Services — 0.1%
Ford Foundation, 2.415%, 6/1/50	$650	$ 380,482
		$ 380,482
Computers — 0.3%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$1,693	$ 1,809,543
		$ 1,809,543
Diversified Financial Services — 4.5%
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(7)	$1,332	$ 1,351,356
5.737% to 5/15/28, 5/15/29(7)	1,000	1,018,015
6.848% to 1/3/29, 1/3/30(7)	942	994,944

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,843,997
Brookfield Asset Management Ltd., 5.795%, 4/24/35	1,195	1,226,705
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(7)	1,050	1,136,496
CI Financial Corp., 7.50%, 5/30/29(1)	1,215	1,282,558
Citadel LP, 6.375%, 1/23/32(1)	2,154	2,250,454
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	375	384,924
Enact Holdings, Inc., 6.25%, 5/28/29	2,575	2,673,320
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	4,514	4,517,001
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,362	1,425,365
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	815	791,920
5.75%, 6/15/35	1,640	1,659,879
Marex Group PLC, 6.404%, 11/4/29	1,944	2,001,849
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,217,309
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,929,790
Stifel Financial Corp., 4.00%, 5/15/30	993	955,015
Synchrony Financial, 4.50%, 7/23/25	1,765	1,763,834
		$ 31,424,731
Electric — 1.3%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,419,247
Engie SA, 5.625%, 4/10/34(1)	2,250	2,317,455
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,136,513
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(7)	1,634	1,627,188
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	1,765	1,798,727
		$ 9,299,130
Entertainment — 0.1%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$891	$ 746,212
		$ 746,212
Healthcare Services — 0.7%
Centene Corp.:
2.50%, 3/1/31	$130	$ 112,015
3.375%, 2/15/30	1,589	1,464,682
4.625%, 12/15/29	798	776,692
HCA, Inc., 6.20%, 3/1/55	1,360	1,370,803
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	898,854
		$ 4,623,046
Security	Principal Amount (000's omitted)	Value
Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$900	$ 931,649
American International Group, Inc.:
4.85%, 5/7/30	705	716,570
5.45%, 5/7/35	816	837,207
American National Global Funding:
5.25%, 6/3/30(1)	875	879,829
5.55%, 1/28/30(1)	420	429,186
American National Group, Inc.:
5.75%, 10/1/29	657	673,116
6.144%, 6/13/32(1)	433	444,511
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,442,978
Athene Holding Ltd., 6.625%, 5/19/55	1,527	1,574,839
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	280	288,188
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,210,566
6.75%, 3/15/54(1)	2,143	2,197,854
7.95%, 6/15/33(1)	30	33,998
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,187,379
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	1,416	1,379,344
MGIC Investment Corp., 5.25%, 8/15/28	100	100,004
NLG Global Funding, 5.40%, 1/23/30(1)	2,140	2,204,103
		$ 18,531,321
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 617,969
6.00%, 6/14/30	1,680	1,733,797
		$ 2,351,766
Machinery - Diversified — 0.1%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$868	$ 899,119
		$ 899,119
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,150	$ 2,522,110
		$ 2,522,110
Mining — 0.3%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 920,469

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Mining (continued)
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$1,003	$ 941,075
		$ 1,861,544
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 699,103
		$ 699,103
Oil and Gas — 0.5%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 821,808
Parkland Corp., 4.625%, 5/1/30(1)	990	948,773
Var Energi ASA, 5.875%, 5/22/30(1)	1,620	1,660,766
		$ 3,431,347
Pharmaceuticals — 0.5%
AbbVie, Inc., 5.50%, 3/15/64	$1,411	$ 1,369,452
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	2,583	2,440,301
		$ 3,809,753
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,041,701
		$ 2,041,701
Real Estate Investment Trusts (REITs) — 1.3%
American Assets Trust LP, 3.375%, 2/1/31	$905	$ 810,885
COPT Defense Properties LP, 2.90%, 12/1/33	1,972	1,621,770
EPR Properties:
3.60%, 11/15/31	545	495,375
3.75%, 8/15/29	1,229	1,170,735
4.95%, 4/15/28	1,004	1,002,437
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	215,805
Healthpeak OP LLC, 5.375%, 2/15/35	1,871	1,889,278
VICI Properties LP, 5.125%, 11/15/31	1,775	1,778,446
		$ 8,984,731
Semiconductors — 0.8%
Foundry JV Holdco LLC:
5.90%, 1/25/33(1)	$2,633	$ 2,732,027
6.10%, 1/25/36(1)	1,242	1,286,463
Intel Corp., 4.90%, 8/5/52	1,634	1,352,375
		$ 5,370,865
Security	Principal Amount (000's omitted)	Value
Software — 0.2%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,120,212
		$ 1,120,212
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,052	$ 748,073
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,221	1,305,853
		$ 2,053,926
Total Corporate Bonds (identified cost $186,668,098)		$ 188,982,743

Exchange-Traded Funds — 1.9%
Security	Shares	Value
Fixed-Income Funds — 1.9%
Eaton Vance Short Duration Income ETF(9)	235,000	$ 12,015,550
Eaton Vance Ultra-Short Income ETF(9)	25,000	1,270,250
Total Exchange-Traded Funds (identified cost $13,174,590)		$ 13,285,800

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,090,973
		$ 1,090,973
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	42,377	$ 869,576
		$ 869,576
Total Preferred Stocks (identified cost $3,157,450)		$ 1,960,549

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,244,368
		$ 1,244,368
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 740,217
Green Bonds, 2.184%, 9/1/31	650	576,318
Green Bonds, 2.264%, 9/1/32	585	508,566
Green Bonds, 2.344%, 9/1/33	635	541,027
		$ 2,366,128
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,610,496

U.S. Government Agency Mortgage-Backed Securities — 29.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$546	$ 480,944
3.00%, with various maturities to 2046	2,418	2,170,889
3.50%, with various maturities to 2048	2,282	2,117,424
4.00%, with various maturities to 2047	1,795	1,709,631
4.50%, with various maturities to 2044	551	545,344
5.50%, 6/1/41	780	809,013
6.00%, 6/1/53	257	262,952
Federal National Mortgage Association:
2.50%, 3/1/47	660	565,740
3.00%, 7/1/49	684	602,478
3.50%, with various maturities to 2047	3,525	3,279,837
4.00%, with various maturities to 2046	1,204	1,147,345
4.50%, 2/1/44	204	202,007
5.00%, 7/1/41	184	186,499
5.50%, with various maturities to 2054	12,460	12,470,245
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,600	2,193,143
3.50%, 12/20/45	752	693,071
5.50%, 6/20/53	2,077	2,108,986
6.00%, with various maturities to 2053	464	477,212
7.00%, 6/20/53	781	822,543
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(10)	$71,722	$ 70,293,144
5.50%, 30-Year, TBA(10)	89,165	89,144,390
6.00%, 30-Year, TBA(10)	13,353	13,570,512
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $204,656,335)		$ 205,853,349

U.S. Treasury Obligations — 24.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$906	$ 446,984
1.625%, 11/15/50	6,770	3,568,690
1.875%, 11/15/51	1,318	733,755
2.00%, 11/15/41	8,644	5,947,477
2.00%, 8/15/51	347	200,162
2.25%, 2/15/52	3,332	2,036,295
2.375%, 2/15/42	1,813	1,319,742
2.875%, 5/15/52	1,099	773,765
3.00%, 8/15/52	4,144	2,992,583
3.625%, 2/15/53	1,354	1,105,976
3.625%, 5/15/53	949	774,243
3.875%, 2/15/43	2,631	2,355,978
4.00%, 11/15/42	802	731,554
4.50%, 11/15/54	679	647,278
4.625%, 5/15/44	1,399	1,372,386
4.75%, 11/15/43	17,070	17,056,831
4.75%, 2/15/45	477	474,615
5.00%, 5/15/37	857	911,500
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,575,987
0.375%, 12/31/25	28,291	27,756,370
0.375%, 1/31/26	4,956	4,847,138
0.75%, 4/30/26	4,821	4,690,735
1.125%, 2/29/28	7,680	7,182,900
1.25%, 4/30/28	3,455	3,229,750
1.875%, 2/28/27	20,027	19,414,552
2.75%, 4/30/27	18,000	17,683,594
2.875%, 11/30/25	500	497,146
3.125%, 8/31/27	3,713	3,667,893
3.50%, 1/31/28	2,593	2,580,238
3.875%, 12/31/27	2,000	2,008,750
4.00%, 2/28/30	1,640	1,656,336
4.00%, 2/15/34	3,984	3,943,693
4.125%, 9/30/27	1,600	1,614,750

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.125%, 11/30/29	$19,707	$ 20,001,065
4.375%, 8/15/26	4,040	4,058,227
4.625%, 2/15/35	983	1,014,487
Total U.S. Treasury Obligations (identified cost $182,929,115)		$ 172,873,425

Short-Term Investments — 14.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(11)	99,805,563	$ 99,805,563
Total Short-Term Investments (identified cost $99,805,563)		$ 99,805,563
Total Investments — 123.6% (identified cost $873,084,508)		$ 861,104,022
Other Assets, Less Liabilities — (23.6)%		$(164,619,334)
Net Assets — 100.0%		$ 696,484,688
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $221,624,093 or 31.8% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund (see Note 7).
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,245,479	EUR	1,937,000	BNP Paribas	9/25/25	$ —	$(49,009)
						$—	$(49,009)

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	9	Long	9/30/25	$ 1,872,211	$ 6,171
U.S. 5-Year Treasury Note	787	Long	9/30/25	85,783,000	1,012,684
U.S. 10-Year Treasury Note	220	Long	9/19/25	24,667,500	442,350
U.S. Long Treasury Bond	36	Long	9/19/25	4,156,875	150,768
U.S. Ultra 10-Year Treasury Note	105	Long	9/19/25	11,997,891	230,396
U.S. Ultra-Long Treasury Bond	97	Long	9/19/25	11,555,125	458,670
					$2,301,039
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $759,055,309)	$747,091,011
Affiliated investments, at value (identified cost $114,029,199)	114,013,011
Cash	586,039
Deposits for forward commitment securities	2,220,000
Deposits for derivatives collateral — futures contracts	3,411,795
Interest and dividends receivable	4,674,649
Interest and dividends receivable from affiliated investments	382,593
Receivable for investments sold	2,947,812
Receivable for variation margin on open futures contracts	391,000
Receivable from affiliates	64,938
Trustees' deferred compensation plan	61,643
Total assets	$875,844,491
Liabilities
Cash collateral due to brokers	$2,220,000
Payable for investments purchased	4,145,216
Payable for when-issued/forward commitment securities	172,475,149
Payable for open forward foreign currency exchange contracts	49,009
Payable to affiliates:
Investment adviser fee	242,438
Trustees' fees	9,409
Trustees' deferred compensation plan	61,643
Accrued expenses	156,939
Total liabilities	$179,359,803
Net Assets applicable to investors' interest in Portfolio	$696,484,688

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $7,304)	$82,149
Dividend income from affiliated investments	1,811,911
Interest income	13,408,532
Interest income from affiliated investments	23,799
Total investment income	$15,326,391
Expenses
Investment adviser fee	$1,453,780
Trustees’ fees and expenses	18,888
Custodian fee	132,072
Legal and accounting services	64,945
Miscellaneous	22,833
Total expenses	$1,692,518
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$164,316
Total expense reductions	$164,316
Net expenses	$1,528,202
Net investment income	$13,798,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(3,407,029)
Futures contracts	(1,480,359)
Foreign currency transactions	48,986
Forward foreign currency exchange contracts	(42,277)
Net realized loss	$(4,880,679)
Change in unrealized appreciation (depreciation):
Investments	$17,301,297
Investments - affiliated investments	100,276
Futures contracts	3,093,425
Foreign currency	147
Forward foreign currency exchange contracts	(49,009)
Net change in unrealized appreciation (depreciation)	$20,446,136
Net realized and unrealized gain	$15,565,457
Net increase in net assets from operations	$29,363,646

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,798,189	$25,871,093
Net realized loss	(4,880,679)	(9,662,146)
Net change in unrealized appreciation (depreciation)	20,446,136	319,926
Net increase in net assets from operations	$29,363,646	$16,528,873
Capital transactions:
Contributions	$116,378,574	$130,190,460
Withdrawals	(31,138,916)	(158,476,847)
Net increase (decrease) in net assets from capital transactions	$85,239,658	$(28,286,387)
Net increase (decrease) in net assets	$114,603,304	$(11,757,514)
Net Assets
At beginning of period	$581,881,384	$593,638,898
At end of period	$696,484,688	$581,881,384

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.52%(2)	0.51%	0.51%	0.50%	0.50%	0.50%
Net expenses	0.47%(2)(3)	0.49%(3)	0.49%(3)	0.49%(3)	0.49%	0.49%
Net investment income	4.27%(2)	4.22%	3.74%	2.58%	2.06%	2.46%
Portfolio Turnover(4)	204%(5)	375%	227%	102%	122%	93%
Total Return	4.58%(5)	2.90%	6.08%	(13.13)%	0.70%	8.16%
Net assets, end of period (000’s omitted)	$696,485	$581,881	$593,639	$571,500	$570,872	$575,953
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.02% of average daily net assets for the six months ended June 30, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(4)	Includes the effect of To Be Announced (TBA) transactions.
(5)	Not annualized.

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2025, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 55.7% and 44.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
K  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
L  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2025, the Portfolio's investment adviser fee amounted to $1,453,780 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $99,656 of the Portfolio’s operating expenses for the six months ended June 30, 2025. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $64,660 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$199,756,169	$155,598,787
U.S. Government and Agency Securities	1,359,572,362	1,308,809,567
	$1,559,328,531	$1,464,408,354
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$874,000,538
Gross unrealized appreciation	$11,531,354
Gross unrealized depreciation	(22,175,840)
Net unrealized depreciation	$(10,644,486)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2025 is included in the Portfolio of Investments. At June 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $49,009. At June 30, 2025, there were no assets pledged by the Portfolio for such liability.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Not applicable	$ —	$2,301,039*	$2,301,039
Total Asset Derivatives not subject to master netting or similar agreements	$ —	$2,301,039	$2,301,039
Payable for open forward foreign currency exchange contracts	$(49,009)	$ —	$(49,009)
Total Liability Derivatives subject to master netting or similar agreements	$(49,009)	$ —	$(49,009)
*	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets as Receivable for variation margin on open futures contracts.

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of June 30, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
BNP Paribas	$(49,009)	$ —	$ —	$ —	$(49,009)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$(1,480,359)	$(1,480,359)
Forward foreign currency exchange contracts	(42,277)	—	(42,277)
Total	$(42,277)	$(1,480,359)	$(1,522,636)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$3,093,425	$3,093,425
Forward foreign currency exchange contracts	(49,009)	—	(49,009)
Total	$(49,009)	$3,093,425	$3,044,416
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$142,705,000	$750,000	$1,258,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2025, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $114,013,011, which represents 16.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.87%, 5/15/49	$ 935,082	$ —	$ —	$ —	$(13,434)	$ 921,648	$ 23,799	$ 993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	11,904,840	—	—	110,710	12,015,550	201,982	235,000
Eaton Vance Ultra-Short Income ETF	1,267,250	—	—	—	3,000	1,270,250	28,163	25,000
Short-Term Investments
Liquidity Fund	56,230,488	209,409,705	(165,834,630)	—	—	99,805,563	1,581,766	99,805,563
Total				$ —	$100,276	$114,013,011	$1,835,710
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 99,396,679	$ —	$ 99,396,679
Collateralized Mortgage Obligations	—	25,359,910	—	25,359,910
Commercial Mortgage-Backed Securities	—	49,975,508	—	49,975,508
Corporate Bonds	—	188,982,743	—	188,982,743
Exchange-Traded Funds	13,285,800	—	—	13,285,800
Preferred Stocks	1,960,549	—	—	1,960,549
Taxable Municipal Obligations	—	3,610,496	—	3,610,496
U.S. Government Agency Mortgage-Backed Securities	—	205,853,349	—	205,853,349
U.S. Treasury Obligations	—	172,873,425	—	172,873,425

Core Bond Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 99,805,563	$ —	$ —	$ 99,805,563
Total Investments	$115,051,912	$746,052,110	$ —	$861,104,022
Futures Contracts	$ 2,301,039	$ —	$ —	$ 2,301,039
Total	$117,352,951	$746,052,110	$ —	$863,405,061
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (49,009)	$ —	$ (49,009)
Total	$ —	$ (49,009)	$ —	$ (49,009)

Eaton Vance
Core Bond Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Core Bond Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Core Bond Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Core Bond Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAGIX-NCSR    6.30.25

Eaton Vance
Greater India Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Greater India Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Greater India Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investment in Greater India Portfolio, at value (identified cost $182,382,513)	$275,040,311
Receivable for Fund shares sold	187,801
Other assets	14,257
Total assets	$275,242,369
Liabilities
Payable for Fund shares redeemed	$280,006
Payable to affiliates:
Administration fee	33,323
Distribution and service fees	40,403
Sub-transfer agency fee	4,915
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	26,672
Payable for legal and accounting services	27,156
Payable for printing and postage	20,908
Total liabilities	$433,508
Net Assets	$274,808,861
Sources of Net Assets
Paid-in capital	$168,067,888
Distributable earnings	106,740,973
Net Assets	$274,808,861
Class A Shares
Net Assets	$164,198,199
Shares Outstanding	3,993,813
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$43.39
Class C Shares
Net Assets	$8,524,281
Shares Outstanding	275,158
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$30.98
Class I Shares
Net Assets	$102,086,381
Shares Outstanding	2,339,407
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.64
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $236,961)	$866,881
Interest income allocated from Portfolio	3,988
Expenses allocated from Portfolio	(1,340,189)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	1,937
Total investment loss from Portfolio	$(467,383)
Expenses
Administration fee	$197,854
Distribution and service fees:
Class A	192,659
Class C	43,794
Trustees’ fees and expenses	250
Custodian fee	11,524
Transfer and dividend disbursing agent fees	109,750
Legal and accounting services	28,741
Printing and postage	16,606
Registration fees	27,297
Miscellaneous	10,437
Total expenses	$638,912
Net investment loss	$(1,106,295)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $4,721,648)	$12,614,080
Futures contracts	206,658
Foreign currency transactions	(143,800)
Net realized gain	$12,676,938
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $3,488,990)	$(7,480,810)
Futures contracts	104,673
Foreign currency	25,211
Net change in unrealized appreciation (depreciation)	$(7,350,926)
Net realized and unrealized gain	$5,326,012
Net increase in net assets from operations	$4,219,717
2
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,106,295)	$(1,534,670)
Net realized gain	12,676,938	12,876,987
Net change in unrealized appreciation (depreciation)	(7,350,926)	29,669,555
Net increase in net assets from operations	$4,219,717	$41,011,872
Distributions to shareholders:
Class A	$—	$(6,623,679)
Class C	—	(512,658)
Class I	—	(4,801,004)
Total distributions to shareholders	$—	$(11,937,341)
Transactions in shares of beneficial interest:
Class A	$(6,031,516)	$1,846,895
Class C	(1,690,113)	2,896,490
Class I	(22,594,930)	38,100,201
Net increase (decrease) in net assets from Fund share transactions	$(30,316,559)	$42,843,586
Net increase (decrease) in net assets	$(26,096,842)	$71,918,117
Net Assets
At beginning of period	$300,905,703	$228,987,586
At end of period	$274,808,861	$300,905,703
3
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$40.06	$35.42	$30.84	$44.09	$38.79	$34.30
Income (Loss) From Operations
Net investment loss(1)	$(0.17)	$(0.25)	$(0.19)	$(0.36)	$(0.43)	$(0.24)
Net realized and unrealized gain (loss)	1.22	6.52	6.49	(6.22)	9.73	4.83
Total income (loss) from operations	$1.05	$6.27	$6.30	$(6.58)	$9.30	$4.59
Less Distributions
From net investment income	$—	$—	$—	$(0.76)	$—	$—
From net realized gain	—	(1.63)	(1.72)	(5.91)	(4.00)	(0.10)
Total distributions	$—	$(1.63)	$(1.72)	$(6.67)	$(4.00)	$(0.10)
Net asset value — End of period	$41.11	$40.06	$35.42	$30.84	$44.09	$38.79
Total Return(2)	2.62%(3)	17.51%	20.60%	(15.54)%	24.04%	13.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,198	$166,399	$145,561	$129,752	$181,368	$155,011
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.57%(6)	1.48%	1.55%	1.57%	1.54%	1.56%
Net expenses	1.57%(6)(7)	1.48%(7)	1.55%(7)	1.57%(7)	1.54%	1.56%
Net investment loss	(0.91)%(6)	(0.62)%	(0.60)%	(0.93)%	(0.98)%	(0.75)%
Portfolio Turnover of the Portfolio	16%(3)	22%	34%	17%	33%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$30.30	$27.32	$24.30	$36.39	$32.81	$29.23
Income (Loss) From Operations
Net investment loss(1)	$(0.24)	$(0.42)	$(0.34)	$(0.52)	$(0.62)	$(0.39)
Net realized and unrealized gain (loss)	0.92	5.03	5.08	(5.07)	8.20	4.07
Total income (loss) from operations	$0.68	$4.61	$4.74	$(5.59)	$7.58	$3.68
Less Distributions
From net investment income	$—	$—	$—	$(0.59)	$—	$—
From net realized gain	—	(1.63)	(1.72)	(5.91)	(4.00)	(0.10)
Total distributions	$—	$(1.63)	$(1.72)	$(6.50)	$(4.00)	$(0.10)
Net asset value — End of period	$30.98	$30.30	$27.32	$24.30	$36.39	$32.81
Total Return(2)	2.24%(3)	16.62%	19.73%	(16.10)%	23.17%	12.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,524	$10,085	$6,502	$5,465	$9,181	$7,548
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	2.32%(6)	2.23%	2.30%	2.29%	2.24%	2.26%
Net expenses	2.32%(6)(7)	2.23%(7)	2.30%(7)	2.29%(7)	2.24%	2.26%
Net investment loss	(1.67)%(6)	(1.35)%	(1.35)%	(1.64)%	(1.69)%	(1.44)%
Portfolio Turnover of the Portfolio	16%(3)	22%	34%	17%	33%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$42.46	$37.38	$32.38	$45.60	$39.92	$35.19
Income (Loss) From Operations
Net investment loss(1)	$(0.13)	$(0.16)	$(0.12)	$(0.26)	$(0.30)	$(0.15)
Net realized and unrealized gain (loss)	1.31	6.87	6.84	(6.17)	9.98	4.98
Total income (loss) from operations	$1.18	$6.71	$6.72	$(6.43)	$9.68	$4.83
Less Distributions
From net investment income	$—	$—	$—	$(0.88)	$—	$—
From net realized gain	—	(1.63)	(1.72)	(5.91)	(4.00)	(0.10)
Total distributions	$—	$(1.63)	$(1.72)	$(6.79)	$(4.00)	$(0.10)
Net asset value — End of period	$43.64	$42.46	$37.38	$32.38	$45.60	$39.92
Total Return(2)	2.78%(3)	17.77%	20.92%	(14.66)%	24.31%	13.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,086	$124,422	$76,924	$51,372	$96,220	$66,744
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.32%(6)	1.23%	1.30%	1.28%	1.24%	1.26%
Net expenses	1.32%(6)(7)	1.23%(7)	1.30%(7)	1.28%(7)	1.24%	1.26%
Net investment loss	(0.66)%(6)	(0.36)%	(0.34)%	(0.64)%	(0.66)%	(0.45)%
Portfolio Turnover of the Portfolio	16%(3)	22%	34%	17%	33%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Greater India Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2024, the Fund had a late year ordinary loss of $205,924 related to certain specified losses realized after October 31, 2024, which it has elected to defer to the following taxable year pursuant to income tax regulations.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the administration fee amounted to $197,854.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $11,297 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,859 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $192,659 for Class A shares.
8

Eaton Vance
Greater India Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $32,846 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $10,948 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received $2,656 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $7,559,340 and $38,547,107, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	118,145	$ 4,558,665	419,468	$16,844,920
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	143,051	5,982,399
Redemptions	(278,479)	(10,590,181)	(517,574)	(20,980,424)
Net increase (decrease)	(160,334)	$(6,031,516)	44,945	$ 1,846,895
Class C
Sales	20,598	$ 606,678	99,750	$ 3,047,765
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	16,198	512,658
Redemptions	(78,319)	(2,296,791)	(21,094)	(663,933)
Net increase (decrease)	(57,721)	$(1,690,113)	94,854	$ 2,896,490
9

Eaton Vance
Greater India Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	380,764	$15,555,058	1,658,451	$71,825,685
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	103,877	4,603,855
Redemptions	(971,432)	(38,149,988)	(890,185)	(38,329,339)
Net increase (decrease)	(590,668)	$(22,594,930)	872,143	$38,100,201
10

Greater India Portfolio
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 104.8%
Security	Shares	Value
India — 103.8%
Automobile Components — 2.1%
Samvardhana Motherson International Ltd.	2,150,443	$ 3,882,083
Sona BLW Precision Forgings Ltd.(1)	354,376	1,989,235
		$ 5,871,318
Automobiles — 7.1%
Hyundai Motor India Ltd.(2)	137,122	$ 3,549,616
Mahindra & Mahindra Ltd.	301,266	11,182,151
TVS Motor Co. Ltd.	139,959	4,762,536
		$ 19,494,303
Banks — 20.8%
AU Small Finance Bank Ltd.(1)	409,144	$ 3,901,273
Axis Bank Ltd.	662,707	9,268,652
HDFC Bank Ltd.	527,150	12,306,558
ICICI Bank Ltd.	1,317,229	22,260,832
IDFC First Bank Ltd.(2)	2,922,727	2,482,613
Kotak Mahindra Bank Ltd.	281,835	7,110,427
		$ 57,330,355
Building Products — 0.5%
Kajaria Ceramics Ltd.	106,073	$ 1,337,432
		$ 1,337,432
Capital Markets — 2.4%
360 ONE WAM Ltd.	200,712	$ 2,796,504
Angel One Ltd.	29,505	1,006,860
Nuvama Wealth Management Ltd.	29,013	2,787,670
		$ 6,591,034
Chemicals — 0.6%
Navin Fluorine International Ltd.	30,520	$ 1,716,005
		$ 1,716,005
Construction & Engineering — 0.7%
Techno Electric & Engineering Co. Ltd.	109,837	$ 2,050,379
		$ 2,050,379
Construction Materials — 2.0%
Grasim Industries Ltd.	117,294	$ 3,891,311
Security	Shares	Value
Construction Materials (continued)
Shree Cement Ltd.	4,658	$ 1,685,758
		$ 5,577,069
Consumer Finance — 3.9%
Bajaj Finance Ltd.	786,360	$ 8,588,115
Five-Star Business Finance Ltd.(2)	231,916	2,088,954
		$ 10,677,069
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services Ltd.(2)	120,794	$ 1,274,373
		$ 1,274,373
Electrical Equipment — 2.3%
KEI Industries Ltd.	20,608	$ 911,855
Siemens Energy India Ltd.(2)	46,814	1,624,461
Suzlon Energy Ltd.(2)	4,902,578	3,873,346
		$ 6,409,662
Financial Services — 1.6%
Aditya Birla Capital Ltd.(2)	489,396	$ 1,577,277
REC Ltd.	578,115	2,716,308
		$ 4,293,585
Food Products — 3.5%
Nestle India Ltd.	128,118	$ 3,683,541
Tata Consumer Products Ltd.	454,843	5,829,996
		$ 9,513,537
Health Care Providers & Services — 1.9%
Apollo Hospitals Enterprise Ltd.	61,772	$ 5,218,327
		$ 5,218,327
Hotels, Restaurants & Leisure — 4.3%
Devyani International Ltd.(2)	580,643	$ 1,136,764
Eternal Ltd.(2)	2,564,688	7,898,716
MakeMyTrip Ltd.(2)	27,487	2,694,276
		$ 11,729,756
Household Durables — 1.9%
Cello World Ltd.	90,691	$ 645,092
Dixon Technologies India Ltd.	18,541	3,240,993
Whirlpool of India Ltd.	87,301	1,427,088
		$ 5,313,173

11
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 3.0%
NHPC Ltd.	2,409,153	$ 2,409,311
NTPC Green Energy Ltd.(2)	1,878,123	2,287,947
NTPC Ltd.	943,697	3,685,072
		$ 8,382,330
Industrial Conglomerates — 0.9%
Siemens Ltd.	62,149	$ 2,356,714
		$ 2,356,714
Insurance — 4.4%
Go Digit General Insurance Ltd.(2)	473,483	$ 1,988,676
PB Fintech Ltd.(2)	173,492	3,687,854
SBI Life Insurance Co. Ltd.(1)	295,263	6,329,422
		$ 12,005,952
Interactive Media & Services — 1.2%
Info Edge India Ltd.	189,280	$ 3,286,204
		$ 3,286,204
IT Services — 9.0%
Coforge Ltd.	167,190	$ 3,752,403
Hexaware Technologies Ltd.	693	6,874
Infosys Ltd.	759,433	14,188,239
Persistent Systems Ltd.	66,361	4,677,435
Zensar Technologies Ltd.	220,832	2,169,575
		$ 24,794,526
Life Sciences Tools & Services — 1.2%
Divi's Laboratories Ltd.	41,060	$ 3,262,166
		$ 3,262,166
Metals & Mining — 4.2%
APL Apollo Tubes Ltd.	135,887	$ 2,755,860
Hindalco Industries Ltd.	651,779	5,273,172
Tata Steel Ltd.	1,907,344	3,557,361
		$ 11,586,393
Oil, Gas & Consumable Fuels — 6.2%
Reliance Industries Ltd.	973,143	$ 17,033,131
		$ 17,033,131
Paper and Forest Products — 0.8%
Aditya Birla Real Estate Ltd.	80,656	$ 2,292,380
		$ 2,292,380
Security	Shares	Value
Personal Care Products — 2.9%
Colgate-Palmolive (India) Ltd.	133,718	$ 3,754,147
Godrej Consumer Products Ltd.	299,303	4,113,171
		$ 7,867,318
Pharmaceuticals — 5.3%
Cohance Lifesciences Ltd.(2)	136,686	$ 1,543,103
Pfizer Ltd.	23,137	1,532,374
Sun Pharmaceutical Industries Ltd.	366,235	7,159,194
Torrent Pharmaceuticals Ltd.	107,826	4,286,358
		$ 14,521,029
Real Estate Management & Development — 1.7%
Godrej Properties Ltd.(2)	166,605	$ 4,555,597
		$ 4,555,597
Specialty Retail — 2.7%
BrainBees Solutions Ltd.(2)	270,724	$ 1,219,567
Metro Brands Ltd.	77,113	1,033,629
Trent Ltd.	71,357	5,173,123
		$ 7,426,319
Textiles, Apparel & Luxury Goods — 0.9%
Kalyan Jewellers India Ltd.	402,236	$ 2,607,853
		$ 2,607,853
Wireless Telecommunication Services — 3.3%
Bharti Airtel Ltd.	389,785	$ 9,138,143
		$ 9,138,143
Total India (identified cost $176,973,387)		$285,513,432
United States — 1.0%
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	34,130	$ 2,663,164
Total United States (identified cost $2,375,954)		$ 2,663,164
Total Common Stocks (identified cost $179,349,341)		$288,176,596

12
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	2,192,305	$ 2,192,305
Total Short-Term Investments (identified cost $2,192,305)		$ 2,192,305
Total Investments — 105.6% (identified cost $181,541,646)		$290,368,901
Other Assets, Less Liabilities — (5.6)%		$(15,325,087)
Net Assets — 100.0%		$275,043,814
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $12,219,930 or 4.4% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2025.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty 50 Index	45	Long	7/31/25	$2,305,166	$39,085
					$39,085
13
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $179,349,341)	$288,176,596
Affiliated investments, at value (identified cost $2,192,305)	2,192,305
Deposits for derivatives collateral — futures contracts	123,750
Foreign currency, at value (identified cost $852,206)	853,087
Dividends receivable	227,478
Dividends receivable from affiliated investments	16,181
Receivable for foreign taxes	43,182
Trustees' deferred compensation plan	24,609
Total assets	$291,657,188
Liabilities
Payable for variation margin on open futures contracts	$810
Due to custodian	15,434
Payable to affiliates:
Investment adviser fee	188,317
Trustees' fees	4,931
Trustees' deferred compensation plan	24,609
Accrued foreign capital gains taxes	16,282,641
Accrued expenses	96,632
Total liabilities	$16,613,374
Net Assets applicable to investors' interest in Portfolio	$275,043,814
14
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $236,964)	$810,879
Dividend income from affiliated investments	56,013
Interest income	3,988
Total investment income	$870,880
Expenses
Investment adviser fee	$1,121,653
Trustees’ fees and expenses	10,197
Custodian fee	124,292
Legal and accounting services	65,830
Miscellaneous	18,233
Total expenses	$1,340,205
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,937
Total expense reductions	$1,937
Net expenses	$1,338,268
Net investment loss	$(467,388)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $4,721,706)	$12,614,238
Futures contracts	206,662
Foreign currency transactions	(143,804)
Net realized gain	$12,677,096
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $3,489,026)	$(7,480,866)
Futures contracts	104,674
Foreign currency	25,212
Net change in unrealized appreciation (depreciation)	$(7,350,980)
Net realized and unrealized gain	$5,326,116
Net increase in net assets from operations	$4,858,728
15
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(467,388)	$(187,972)
Net realized gain	12,677,096	12,877,140
Net change in unrealized appreciation (depreciation)	(7,350,980)	29,669,927
Net increase in net assets from operations	$4,858,728	$42,359,095
Capital transactions:
Contributions	$7,559,340	$61,937,101
Withdrawals	(38,547,107)	(32,332,036)
Net increase (decrease) in net assets from capital transactions	$(30,987,767)	$29,605,065
Net increase (decrease) in net assets	$(26,129,039)	$71,964,160
Net Assets
At beginning of period	$301,172,853	$229,208,693
At end of period	$275,043,814	$301,172,853
16
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.02%(2)	0.93%	0.97%	0.97%	0.95%	0.93%
Net expenses	1.02%(2)(3)	0.93%(3)	0.97%(3)	0.97%(3)	0.95%	0.93%
Net investment loss	(0.35)%(2)	(0.07)%	(0.02)%	(0.32)%	(0.39)%	(0.12)%
Portfolio Turnover	16%(4)	22%	34%	17%	33%	26%
Total Return	2.90%(4)	18.15%	21.29%	(14.39)%	24.76%	14.14%
Net assets, end of period (000’s omitted)	$275,044	$301,173	$229,209	$187,204	$284,153	$229,025
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
(4)	Not annualized.
17
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2025, Eaton Vance Greater India Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is accrued as earned.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
18

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of June 30, 2025, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of June 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2025, the investment adviser fee amounted to $1,121,653 or 0.85% (annualized)  of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $1,937 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $44,259,966 and $75,832,783, respectively, for the six months ended June 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$184,453,179
Gross unrealized appreciation	$108,776,660
Gross unrealized depreciation	(2,821,853)
Net unrealized appreciation	$105,954,807
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2025 is included in the Portfolio of Investments. At June 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
20

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$39,085	$ —
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$206,662	$104,674
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2025, which is indicative of the volume of this derivative type, was approximately $2,580,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
7  Affiliated Investments
At June 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,192,305, which represents 0.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,723,781	$28,151,319	$(32,682,795)	$ —	$ —	$2,192,305	$56,013	2,192,305
21

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 12,424,347	$ —	$ 12,424,347
Consumer Discretionary	2,694,276	49,748,446	—	52,442,722
Consumer Staples	—	18,655,228	—	18,655,228
Energy	—	17,033,131	—	17,033,131
Financials	—	90,897,995	—	90,897,995
Health Care	—	23,001,522	—	23,001,522
Industrials	1,624,461	10,529,726	—	12,154,187
Information Technology	2,663,164	24,794,526	—	27,457,690
Materials	—	21,171,847	—	21,171,847
Real Estate	—	4,555,597	—	4,555,597
Utilities	—	8,382,330	—	8,382,330
Total Common Stocks	$6,981,901	$281,194,695*	$ —	$288,176,596
Short-Term Investments	$2,192,305	$ —	$ —	$ 2,192,305
Total Investments	$9,174,206	$ 281,194,695	$ —	$290,368,901
Futures Contracts	$ —	$ 39,085	$ —	$ 39,085
Total	$9,174,206	$ 281,233,780	$ —	$290,407,986
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
22

Greater India Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
23

Eaton Vance
Greater India Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
24

Eaton Vance
Greater India Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
25

Eaton Vance
Greater India Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the “Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the
26

Eaton Vance
Greater India Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
27

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ETGIX-NCSR    6.30.25

Eaton Vance
Dividend Builder Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Dividend Builder Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.7%
L3Harris Technologies, Inc.	61,500	$ 15,426,660
		$ 15,426,660
Banks — 5.0%
JPMorgan Chase & Co.	108,900	$ 31,571,199
Truist Financial Corp.	316,400	13,602,036
		$ 45,173,235
Beverages — 2.5%
Coca-Cola Co.	323,800	$ 22,908,850
		$ 22,908,850
Biotechnology — 2.4%
AbbVie, Inc.	80,200	$ 14,886,724
Gilead Sciences, Inc.	62,300	6,907,201
		$ 21,793,925
Building Products — 1.3%
Carrier Global Corp.	167,200	$ 12,237,368
		$ 12,237,368
Capital Markets — 8.4%
Blackrock, Inc.	14,600	$ 15,319,050
Blue Owl Capital, Inc.	586,600	11,268,586
CME Group, Inc.	63,800	17,584,556
Intercontinental Exchange, Inc.	108,200	19,851,454
S&P Global, Inc.	22,500	11,864,025
		$ 75,887,671
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	55,200	$ 12,630,864
		$ 12,630,864
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	199,700	$ 19,526,666
		$ 19,526,666
Containers & Packaging — 1.6%
International Paper Co.	302,900	$ 14,184,807
		$ 14,184,807
Security	Shares	Value
Electric Utilities — 1.9%
Southern Co.	185,000	$ 16,988,550
		$ 16,988,550
Electrical Equipment — 3.3%
AMETEK, Inc.	64,600	$ 11,690,016
Eaton Corp. PLC	51,500	18,384,985
		$ 30,075,001
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	162,600	$ 16,056,750
		$ 16,056,750
Financial Services — 2.0%
Fidelity National Information Services, Inc.	221,300	$ 18,016,033
		$ 18,016,033
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	131,500	$ 17,885,315
		$ 17,885,315
Health Care Providers & Services — 3.2%
Quest Diagnostics, Inc.	73,300	$ 13,166,879
UnitedHealth Group, Inc.	50,800	15,848,076
		$ 29,014,955
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	2,500	$ 14,473,100
		$ 14,473,100
Household Products — 2.3%
Procter & Gamble Co.	130,100	$ 20,727,532
		$ 20,727,532
Industrial Conglomerates — 2.2%
3M Co.	131,600	$ 20,034,784
		$ 20,034,784
Insurance — 5.8%
Allstate Corp.	71,800	$ 14,454,058
American Financial Group, Inc.	69,800	8,809,458
Arthur J. Gallagher & Co.	42,700	13,669,124
Fidelity National Financial, Inc.	285,800	16,021,948
		$ 52,954,588

1

Eaton Vance
Dividend Builder Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 1.2%
Meta Platforms, Inc., Class A	14,400	$ 10,628,496
		$ 10,628,496
IT Services — 0.9%
Accenture PLC, Class A	28,800	$ 8,608,032
		$ 8,608,032
Media — 2.4%
Comcast Corp., Class A	405,800	$ 14,483,002
New York Times Co., Class A	126,500	7,081,470
		$ 21,564,472
Multi-Utilities — 2.0%
Sempra	239,300	$ 18,131,761
		$ 18,131,761
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	177,100	$ 25,358,949
EOG Resources, Inc.	164,400	19,663,884
EQT Corp.	181,700	10,596,744
		$ 55,619,577
Pharmaceuticals — 3.6%
Johnson & Johnson	153,700	$ 23,477,675
Zoetis, Inc.	59,800	9,325,810
		$ 32,803,485
Professional Services — 5.2%
Automatic Data Processing, Inc.	61,400	$ 18,935,760
Booz Allen Hamilton Holding Corp.	124,200	12,932,946
Broadridge Financial Solutions, Inc.	63,000	15,310,890
		$ 47,179,596
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.	62,300	$ 14,828,646
Broadcom, Inc.	131,700	36,303,105
Lam Research Corp.	190,800	18,572,472
QUALCOMM, Inc.	90,900	14,476,734
Texas Instruments, Inc.	69,600	14,450,352
		$ 98,631,309
Software — 6.7%
Microsoft Corp.	86,167	$ 42,860,327
Oracle Corp.	83,700	18,299,331
		$ 61,159,658
Security	Shares	Value
Specialized REITs — 2.6%
Iron Mountain, Inc.	112,700	$ 11,559,639
Lamar Advertising Co., Class A	97,600	11,844,736
		$ 23,404,375
Specialty Retail — 3.0%
Bath & Body Works, Inc.	285,000	$ 8,538,600
Home Depot, Inc.	51,600	18,918,624
		$ 27,457,224
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	53,900	$ 11,058,663
		$ 11,058,663
Trading Companies & Distributors — 1.0%
Fastenal Co.	226,200	$ 9,500,400
		$ 9,500,400
Total Common Stocks (identified cost $668,631,672)		$901,743,702

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(1)	6,771,378	$ 6,771,378
Total Short-Term Investments (identified cost $6,771,378)		$ 6,771,378
Total Investments — 100.0% (identified cost $675,403,050)		$908,515,080
Other Assets, Less Liabilities — (0.0)%†		$ (390,988)
Net Assets — 100.0%		$908,124,092
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

2

Eaton Vance
Dividend Builder Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $668,631,672)	$901,743,702
Affiliated investments, at value (identified cost $6,771,378)	6,771,378
Dividends receivable	714,568
Dividends receivable from affiliated investments	12,516
Receivable for Fund shares sold	132,222
Securities lending income receivable	36
Trustees' deferred compensation plan	223,367
Total assets	$909,597,789
Liabilities
Payable for Fund shares redeemed	$379,320
Payable to affiliates:
Investment adviser fee	465,979
Distribution and service fees	147,850
Sub-transfer agency fee	20,335
Trustees' fees	14,386
Trustees' deferred compensation plan	223,367
Payable for custodian fee	76,145
Accrued expenses	146,315
Total liabilities	$1,473,697
Net Assets	$908,124,092
Sources of Net Assets
Paid-in capital	$643,534,103
Distributable earnings	264,589,989
Net Assets	$908,124,092
Class A Shares
Net Assets	$680,983,655
Shares Outstanding	40,903,948
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.65
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.57
Class C Shares
Net Assets	$13,533,956
Shares Outstanding	804,267
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.83
Class I Shares
Net Assets	$213,606,481
Shares Outstanding	12,848,344
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.63
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $13,200)	$10,131,194
Dividend income from affiliated investments	165,377
Securities lending income, net	3,917
Total investment income	$10,300,488
Expenses
Investment adviser fee	$2,792,198
Distribution and service fees:
Class A	820,203
Class C	67,318
Trustees’ fees and expenses	29,588
Custodian fee	120,484
Transfer and dividend disbursing agent fees	208,000
Legal and accounting services	63,687
Printing and postage	23,663
Registration fees	28,044
Miscellaneous	43,570
Total expenses	$4,196,755
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$5,748
Total expense reductions	$5,748
Net expenses	$4,191,007
Net investment income	$6,109,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$23,505,677
Foreign currency transactions	(11,769)
Net realized gain	$23,493,908
Change in unrealized appreciation (depreciation):
Investments	$20,729,892
Foreign currency	3,230
Net change in unrealized appreciation (depreciation)	$20,733,122
Net realized and unrealized gain	$44,227,030
Net increase in net assets from operations	$50,336,511
4
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,109,481	$15,078,264
Net realized gain	23,493,908	56,083,965
Net change in unrealized appreciation (depreciation)	20,733,122	49,026,857
Net increase in net assets from operations	$50,336,511	$120,189,086
Distributions to shareholders:
Class A	$(4,469,113)	$(49,127,130)
Class C	(39,749)	(916,865)
Class I	(1,651,946)	(15,445,833)
Total distributions to shareholders	$(6,160,808)	$(65,489,828)
Transactions in shares of beneficial interest:
Class A	$(25,611,481)	$(19,607,175)
Class C	(831,932)	(3,301,988)
Class I	(3,351,662)	4,281,533
Net decrease in net assets from Fund share transactions	$(29,795,075)	$(18,627,630)
Net increase in net assets	$14,380,628	$36,071,628
Net Assets
At beginning of period	$893,743,464	$857,671,836
At end of period	$908,124,092	$893,743,464
5
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.84	$14.87	$13.84	$19.85	$17.03	$15.61
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.26	$0.25	$0.33	$0.36	$0.28
Net realized and unrealized gain (loss)	0.81	1.91	1.26	(2.22)	3.74	1.59
Total income (loss) from operations	$0.92	$2.17	$1.51	$(1.89)	$4.10	$1.87
Less Distributions
From net investment income	$(0.11)	$(0.27)	$(0.23)	$(0.34)	$(0.34)	$(0.26)
From net realized gain	—	(0.93)	(0.25)	(3.78)	(0.94)	(0.19)
Total distributions	$(0.11)	$(1.20)	$(0.48)	$(4.12)	$(1.28)	$(0.45)
Net asset value — End of period	$16.65	$15.84	$14.87	$13.84	$19.85	$17.03
Total Return(2)	5.83%(3)	14.51%	11.16%	(9.75)%	24.42%	12.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$680,984	$673,451	$650,959	$655,476	$821,560	$725,569
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01%(5)	0.99%	1.01%	1.00%	0.99%	1.01%
Net expenses	1.01%(5)(6)	0.99%(6)	1.01%(6)	1.00%(6)	0.99%	1.01%
Net investment income	1.35%(5)	1.65%	1.74%	1.85%	1.89%	1.83%
Portfolio Turnover	23%(3)	50%	49%	57%	74%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.01	$15.02	$13.98	$19.99	$17.15	$15.71
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.15	$0.14	$0.20	$0.22	$0.17
Net realized and unrealized gain (loss)	0.82	1.92	1.28	(2.23)	3.76	1.60
Total income (loss) from operations	$0.87	$2.07	$1.42	$(2.03)	$3.98	$1.77
Less Distributions
From net investment income	$(0.05)	$(0.15)	$(0.13)	$(0.20)	$(0.20)	$(0.15)
From net realized gain	—	(0.93)	(0.25)	(3.78)	(0.94)	(0.18)
Total distributions	$(0.05)	$(1.08)	$(0.38)	$(3.98)	$(1.14)	$(0.33)
Net asset value — End of period	$16.83	$16.01	$15.02	$13.98	$19.99	$17.15
Total Return(2)	5.43%(3)	13.67%	10.28%	(10.37)%	23.43%	11.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,534	$13,711	$15,965	$20,214	$27,405	$29,195
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.76%(5)	1.74%	1.76%	1.75%	1.74%	1.76%
Net expenses	1.76%(5)(6)	1.74%(6)	1.76%(6)	1.75%(6)	1.74%	1.76%
Net investment income	0.60%(5)	0.90%	0.98%	1.10%	1.15%	1.10%
Portfolio Turnover	23%(3)	50%	49%	57%	74%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.82	$14.85	$13.82	$19.83	$17.02	$15.60
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.30	$0.28	$0.37	$0.41	$0.31
Net realized and unrealized gain (loss)	0.81	1.91	1.27	(2.22)	3.73	1.59
Total income (loss) from operations	$0.94	$2.21	$1.55	$(1.85)	$4.14	$1.90
Less Distributions
From net investment income	$(0.13)	$(0.31)	$(0.27)	$(0.38)	$(0.39)	$(0.30)
From net realized gain	—	(0.93)	(0.25)	(3.78)	(0.94)	(0.18)
Total distributions	$(0.13)	$(1.24)	$(0.52)	$(4.16)	$(1.33)	$(0.48)
Net asset value — End of period	$16.63	$15.82	$14.85	$13.82	$19.83	$17.02
Total Return(2)	5.97%(3)	14.82%	11.46%	(9.54)%	24.68%	12.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,606	$206,581	$190,748	$208,906	$239,294	$196,896
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%(5)	0.74%	0.76%	0.75%	0.74%	0.76%
Net expenses	0.76%(5)(6)	0.74%(6)	0.76%(6)	0.75%(6)	0.74%	0.76%
Net investment income	1.60%(5)	1.91%	2.00%	2.11%	2.14%	2.08%
Portfolio Turnover	23%(3)	50%	49%	57%	74%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
9

Eaton Vance
Dividend Builder Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$675,921,382
Gross unrealized appreciation	$244,842,033
Gross unrealized depreciation	(12,248,335)
Net unrealized appreciation	$232,593,698
10

Eaton Vance
Dividend Builder Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2025, the investment adviser fee amounted to $2,792,198 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $5,748 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $47,205 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,410 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $820,203 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $50,488 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $16,830 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received less than $100 and $337 of CDSCs paid by Class A and Class C shareholders, respectively.
11

Eaton Vance
Dividend Builder Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $205,332,683 and $232,866,830, respectively, for the six months ended June 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	402,307	$ 6,382,014	1,315,415	$20,999,576
Issued to shareholders electing to receive payments of distributions in Fund shares	242,470	3,830,311	2,605,502	42,192,703
Redemptions	(2,250,677)	(35,823,806)	(5,179,405)	(82,799,454)
Net decrease	(1,605,900)	$(25,611,481)	(1,258,488)	$(19,607,175)
Class C
Sales	50,024	$ 808,413	142,656	$ 2,300,306
Issued to shareholders electing to receive payments of distributions in Fund shares	2,377	38,012	52,835	866,152
Redemptions	(104,537)	(1,678,357)	(401,797)	(6,468,446)
Net decrease	(52,136)	$ (831,932)	(206,306)	$(3,301,988)
Class I
Sales	618,874	$ 9,754,433	1,627,354	$26,350,578
Issued to shareholders electing to receive payments of distributions in Fund shares	96,643	1,524,231	883,188	14,278,452
Redemptions	(924,752)	(14,630,326)	(2,294,366)	(36,347,497)
Net increase (decrease)	(209,235)	$(3,351,662)	216,176	$ 4,281,533
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
12

Eaton Vance
Dividend Builder Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
The Fund did not have any securities on loan at June 30, 2025.
10  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,771,378, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$8,579,891	$60,137,231	$(61,945,744)	$ —	$ —	$6,771,378	$165,377	6,771,378
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$901,743,702*	$ —	$ —	$901,743,702
Short-Term Investments	6,771,378	—	—	6,771,378
Total Investments	$ 908,515,080	$ —	$ —	$908,515,080
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
13

Eaton Vance
Dividend Builder Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
14

Eaton Vance
Dividend Builder Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
15

Eaton Vance
Dividend Builder Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
16

Eaton Vance
Dividend Builder Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
17

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EVTMX-NCSR    6.30.25

Eaton Vance
Growth Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Growth Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Growth Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	15,242	$ 4,999,376
		$ 4,999,376
Automobiles — 0.9%
Tesla, Inc.(1)	12,602	$ 4,003,151
		$ 4,003,151
Beverages — 1.3%
Coca-Cola Co.	78,704	$ 5,568,308
		$ 5,568,308
Biotechnology — 0.7%
AbbVie, Inc.	16,102	$ 2,988,853
Caris Life Sciences, Inc.(1)	8,787	234,789
		$ 3,223,642
Broadline Retail — 8.0%
Amazon.com, Inc.(1)	159,563	$ 35,006,527
		$ 35,006,527
Building Products — 2.0%
AAON, Inc.	59,901	$ 4,417,699
Trane Technologies PLC	10,060	4,400,344
		$ 8,818,043
Capital Markets — 2.3%
Blue Owl Capital, Inc.	118,086	$ 2,268,432
Intercontinental Exchange, Inc.	11,876	2,178,890
S&P Global, Inc.	4,148	2,187,199
Tradeweb Markets, Inc., Class A	23,125	3,385,500
		$ 10,020,021
Commercial Services & Supplies — 1.9%
Copart, Inc.(1)	78,867	$ 3,870,004
Waste Connections, Inc.	23,428	4,374,476
		$ 8,244,480
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	42,384	$ 4,336,307
		$ 4,336,307
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.(1)	30,773	$ 3,318,253
Costco Wholesale Corp.	7,366	7,291,898
Walmart, Inc.	45,011	4,401,175
		$ 15,011,326
Electrical Equipment — 1.0%
AMETEK, Inc.	23,082	$ 4,176,919
		$ 4,176,919
Entertainment — 3.3%
Netflix, Inc.(1)	10,864	$ 14,548,308
		$ 14,548,308
Financial Services — 4.0%
Shift4 Payments, Inc., Class A(1)(2)	56,602	$ 5,609,824
Visa, Inc., Class A	33,369	11,847,664
		$ 17,457,488
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	15,261	$ 2,075,649
Edwards Lifesciences Corp.(1)	45,656	3,570,756
Intuitive Surgical, Inc.(1)	11,932	6,483,968
		$ 12,130,373
Health Care Providers & Services — 1.2%
Humana, Inc.	9,442	$ 2,308,380
McKesson Corp.	3,756	2,752,322
		$ 5,060,702
Insurance — 0.7%
Arthur J. Gallagher & Co.	9,251	$ 2,961,430
		$ 2,961,430
Interactive Media & Services — 10.4%
Alphabet, Inc., Class A	95,483	$ 16,826,969
Alphabet, Inc., Class C	39,911	7,079,812
Meta Platforms, Inc., Class A	29,078	21,462,181
		$ 45,368,962
IT Services — 0.9%
Gartner, Inc.(1)	9,456	$ 3,822,304
		$ 3,822,304

1
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 2.3%
Eli Lilly & Co.	12,581	$ 9,807,267
		$ 9,807,267
Professional Services — 0.9%
TransUnion	43,750	$ 3,850,000
		$ 3,850,000
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(1)	39,642	$ 3,187,217
FirstService Corp.	12,510	2,184,496
		$ 5,371,713
Semiconductors & Semiconductor Equipment — 21.1%
Analog Devices, Inc.	12,606	$ 3,000,480
Broadcom, Inc.	88,219	24,317,567
Lam Research Corp.	79,266	7,715,753
NVIDIA Corp.	360,999	57,034,232
		$ 92,068,032
Software — 16.6%
Constellation Software, Inc.	1,206	$ 4,422,103
Fair Isaac Corp.(1)	2,682	4,902,589
Fortinet, Inc.(1)	42,702	4,514,455
Intuit, Inc.	12,983	10,225,800
Microsoft Corp.	78,221	38,907,908
Nutanix, Inc., Class A(1)	50,242	3,840,499
Synopsys, Inc.(1)	10,927	5,602,054
		$ 72,415,408
Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	9,640	$ 2,242,649
Home Depot, Inc.	6,073	2,226,605
TJX Cos., Inc.	80,671	9,962,062
		$ 14,431,316
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	126,410	$ 25,935,540
		$ 25,935,540
Total Common Stocks (identified cost $160,012,848)		$428,636,943

Short-Term Investments — 3.0%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	8,342,231	$ 8,342,231
Total Affiliated Fund (identified cost $8,342,231)		$ 8,342,231

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(4)	4,679,169	$ 4,679,169
Total Securities Lending Collateral (identified cost $4,679,169)		$ 4,679,169
Total Short-Term Investments (identified cost $13,021,400)		$ 13,021,400
Total Investments — 101.2% (identified cost $173,034,248)		$441,658,343
Other Assets, Less Liabilities — (1.2)%		$ (5,110,166)
Net Assets — 100.0%		$436,548,177
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $5,553,629.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $164,692,017) — including $5,553,629 of securities on loan	$433,316,112
Affiliated investments, at value (identified cost $8,342,231)	8,342,231
Cash	11,217
Dividends receivable	95,708
Dividends receivable from affiliated investments	6,589
Receivable for Fund shares sold	52,549
Securities lending income receivable	1,144
Tax reclaims receivable	22,149
Receivable from affiliates	7,741
Trustees' deferred compensation plan	87,024
Total assets	$441,942,464
Liabilities
Collateral for securities loaned	$4,679,169
Payable for Fund shares redeemed	198,798
Payable to affiliates:
Investment adviser fee	225,266
Distribution and service fees	73,701
Sub-transfer agency fee	17,408
Trustees' fees	7,017
Trustees' deferred compensation plan	87,024
Accrued expenses	105,904
Total liabilities	$5,394,287
Net Assets	$436,548,177
Sources of Net Assets
Paid-in capital	$121,788,627
Distributable earnings	314,759,550
Net Assets	$436,548,177
Class A Shares
Net Assets	$334,532,486
Shares Outstanding	7,640,425
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.78
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$46.21
Class C Shares
Net Assets	$5,866,779
Shares Outstanding	194,682
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$30.14
Class I Shares
Net Assets	$89,636,601
Shares Outstanding	1,908,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.96
3
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class R Shares
Net Assets	$6,512,311
Shares Outstanding	158,538
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,046)	$1,022,372
Dividend income from affiliated investments	25,654
Securities lending income, net	5,319
Total investment income	$1,053,345
Expenses
Investment adviser fee	$1,323,204
Distribution and service fees:
Class A	391,478
Class C	28,921
Class R	14,796
Trustees’ fees and expenses	14,336
Custodian fee	52,947
Transfer and dividend disbursing agent fees	130,051
Legal and accounting services	37,600
Printing and postage	15,278
Registration fees	34,626
Miscellaneous	27,230
Total expenses	$2,070,467
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$8,539
Total expense reductions	$8,539
Net expenses	$2,061,928
Net investment loss	$(1,008,583)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$39,238,670
Foreign currency transactions	513
Net realized gain	$39,239,183
Change in unrealized appreciation (depreciation):
Investments	$(14,454,046)
Foreign currency	(6)
Net change in unrealized appreciation (depreciation)	$(14,454,052)
Net realized and unrealized gain	$24,785,131
Net increase in net assets from operations	$23,776,548
5
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,008,583)	$(1,769,457)
Net realized gain	39,239,183	38,237,298
Net change in unrealized appreciation (depreciation)	(14,454,052)	77,289,629
Net increase in net assets from operations	$23,776,548	$113,757,470
Distributions to shareholders:
Class A	$—	$(22,149,175)
Class C	—	(717,129)
Class I	—	(5,409,949)
Class R	—	(411,603)
Total distributions to shareholders	$—	$(28,687,856)
Transactions in shares of beneficial interest:
Class A	$(16,998,266)	$(4,500,132)
Class C	(1,089,217)	(2,294,711)
Class I	(1,290,630)	(11,252,233)
Class R	237,685	3,608,409
Net decrease in net assets from Fund share transactions	$(19,140,428)	$(14,438,667)
Net increase in net assets	$4,636,120	$70,630,947
Net Assets
At beginning of period	$431,912,057	$361,281,110
At end of period	$436,548,177	$431,912,057
6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$41.33	$33.35	$26.40	$39.59	$35.93	$28.13
Income (Loss) From Operations
Net investment loss(1)	$(0.11)	$(0.19)	$(0.08)	$(0.02)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss)	2.56	11.08	10.08	(11.65)	7.14	10.41
Total income (loss) from operations	$2.45	$10.89	$10.00	$(11.67)	$7.02	$10.31
Less Distributions
From net realized gain	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Total distributions	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Net asset value — End of period	$43.78	$41.33	$33.35	$26.40	$39.59	$35.93
Total Return(2)	5.93%(3)	32.46%	38.30%	(29.63)%	19.62%	37.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$334,532	$333,368	$273,827	$213,878	$330,230	$299,834
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.04%	1.07%	1.08%	1.05%	1.09%
Net expenses	1.05%(5)(6)	1.04%(6)	1.05%(6)	1.05%(6)	1.05%	1.05%
Net investment loss	(0.53)%(5)	(0.47)%	(0.25)%	(0.08)%	(0.30)%	(0.32)%
Portfolio Turnover	10%(3)	18%	28%	12%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$28.55	$23.88	$19.70	$30.29	$28.37	$22.79
Income (Loss) From Operations
Net investment loss(1)	$(0.18)	$(0.34)	$(0.23)	$(0.20)	$(0.33)	$(0.26)
Net realized and unrealized gain (loss)	1.77	7.92	7.46	(8.87)	5.61	8.35
Total income (loss) from operations	$1.59	$7.58	$7.23	$(9.07)	$5.28	$8.09
Less Distributions
From net realized gain	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Total distributions	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Net asset value — End of period	$30.14	$28.55	$23.88	$19.70	$30.29	$28.37
Total Return(2)	5.57%(3)	31.46%	37.26%	(30.15)%	18.70%	36.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,867	$6,706	$7,643	$7,354	$14,409	$16,026
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.80%(5)	1.79%	1.82%	1.83%	1.80%	1.84%
Net expenses	1.80%(5)(6)	1.79%(6)	1.80%(6)	1.80%(6)	1.80%	1.80%
Net investment loss	(1.29)%(5)	(1.22)%	(1.00)%	(0.83)%	(1.05)%	(1.06)%
Portfolio Turnover	10%(3)	18%	28%	12%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$44.27	$35.49	$27.87	$41.58	$37.50	$29.20
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.06)	$(0.09)	$0.00(2)	$0.06	$(0.02)	$(0.02)
Net realized and unrealized gain (loss)	2.75	11.78	10.67	(12.25)	7.46	10.83
Total income (loss) from operations	$2.69	$11.69	$10.67	$(12.19)	$7.44	$10.81
Less Distributions
From net realized gain	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Total distributions	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Net asset value — End of period	$46.96	$44.27	$35.49	$27.87	$41.58	$37.50
Total Return(3)	6.08%(4)	32.76%	38.69%	(29.47)%	19.92%	37.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,637	$85,894	$77,753	$57,481	$100,423	$82,887
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.80%(6)	0.79%	0.82%	0.83%	0.80%	0.84%
Net expenses	0.80%(6)(7)	0.79%(7)	0.80%(7)	0.80%(7)	0.80%	0.80%
Net investment income (loss)	(0.28)%(6)	(0.22)%	0.01%	0.17%	(0.05)%	(0.07)%
Portfolio Turnover	10%(4)	18%	28%	12%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$38.82	$31.54	$25.14	$37.90	$34.61	$27.23
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.26)	$(0.15)	$(0.10)	$(0.21)	$(0.17)
Net realized and unrealized gain (loss)	2.41	10.45	9.60	(11.14)	6.86	10.06
Total income (loss) from operations	$2.26	$10.19	$9.45	$(11.24)	$6.65	$9.89
Less Distributions
From net realized gain	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Total distributions	$—	$(2.91)	$(3.05)	$(1.52)	$(3.36)	$(2.51)
Net asset value — End of period	$41.08	$38.82	$31.54	$25.14	$37.90	$34.61
Total Return(2)	5.82%(3)	32.10%	38.03%	(29.82)%	19.29%	36.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,512	$5,944	$2,057	$2,123	$3,020	$2,501
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.30%(5)	1.28%	1.32%	1.33%	1.30%	1.34%
Net expenses	1.30%(5)(6)	1.28%(6)	1.30%(6)	1.30%(6)	1.30%	1.30%
Net investment loss	(0.78)%(5)	(0.70)%	(0.50)%	(0.33)%	(0.56)%	(0.56)%
Portfolio Turnover	10%(3)	18%	28%	12%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
11

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$173,039,753
Gross unrealized appreciation	$270,646,867
Gross unrealized depreciation	(2,028,277)
Net unrealized appreciation	$268,618,590
12

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended June 30, 2025, the Fund’s investment adviser fee amounted to $1,323,204 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $798 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $7,741 of the Fund's operating expenses for the six months ended June 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $40,452 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,557 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $391,478 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $21,691 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $7,398 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $7,230 and $7,398 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received $485 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $43,395,604 and $68,630,046, respectively, for the six months ended June 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	103,427	$ 4,165,538	271,799	$10,648,253
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	486,098	20,552,223
Redemptions	(528,934)	(21,163,804)	(901,712)	(35,700,608)
Net decrease	(425,507)	$(16,998,266)	(143,815)	$(4,500,132)
Class C
Sales	18,074	$ 514,732	45,651	$ 1,282,478
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	24,543	717,129
Redemptions	(58,261)	(1,603,949)	(155,345)	(4,294,318)
Net decrease	(40,187)	$(1,089,217)	(85,151)	$(2,294,711)
Class I
Sales	87,723	$ 3,811,902	334,824	$14,096,510
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	115,420	5,226,229
Redemptions	(119,043)	(5,102,532)	(701,111)	(30,574,972)
Net decrease	(31,320)	$(1,290,630)	(250,867)	$(11,252,233)
Class R
Sales	27,117	$ 1,051,071	86,110	$ 3,510,088
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	10,120	401,975
Redemptions	(21,692)	(813,386)	(8,334)	(303,654)
Net increase	5,425	$ 237,685	87,896	$ 3,608,409
14

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,553,629 and $5,633,582, respectively. Collateral received was comprised of cash of $4,679,169 and U.S. government and/or agencies securities of $954,413. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,679,169	$ —	$ —	$ —	$4,679,169
The carrying amount of the liability for collateral for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2025.
10  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,342,231, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,288,104	$23,443,099	$(18,388,972)	$ —	$ —	$8,342,231	$25,654	8,342,231
15

Eaton Vance
Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$428,636,943*	$ —	$ —	$428,636,943
Short-Term Investments:
Affiliated Fund	8,342,231	—	—	8,342,231
Securities Lending Collateral	4,679,169	—	—	4,679,169
Total Investments	$ 441,658,343	$ —	$ —	$441,658,343
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Growth Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Growth Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Growth Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Growth Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EALCX-NCSR    6.30.25

Eaton Vance
Large-Cap Value Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Large-Cap Value Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 96.9%
Security	Shares	Value
Aerospace & Defense — 1.4%
Huntington Ingalls Industries, Inc.(1)	79,782	$ 19,264,162
		$ 19,264,162
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	173,948	$ 17,558,311
		$ 17,558,311
Banks — 6.6%
Bank of America Corp.	1,053,080	$ 49,831,746
Wells Fargo & Co.	552,444	44,261,813
		$ 94,093,559
Biotechnology — 3.7%
AbbVie, Inc.	91,825	$ 17,044,557
Gilead Sciences, Inc.	138,383	15,342,523
Neurocrine Biosciences, Inc.(2)	160,364	20,156,151
		$ 52,543,231
Broadline Retail — 3.2%
Amazon.com, Inc.(2)	208,919	$ 45,834,740
		$ 45,834,740
Building Products — 1.6%
Johnson Controls International PLC	220,134	$ 23,250,553
		$ 23,250,553
Capital Markets — 6.4%
Cboe Global Markets, Inc.	43,499	$ 10,144,402
Charles Schwab Corp.	426,779	38,939,316
Goldman Sachs Group, Inc.	26,651	18,862,245
Interactive Brokers Group, Inc., Class A	260,599	14,439,791
Tradeweb Markets, Inc., Class A	60,768	8,896,435
		$ 91,282,189
Chemicals — 1.9%
Linde PLC	56,113	$ 26,327,097
		$ 26,327,097
Communications Equipment — 2.1%
Cisco Systems, Inc.	435,633	$ 30,224,218
		$ 30,224,218
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(2)	165,342	$ 17,828,828
U.S. Foods Holding Corp.(2)	283,521	21,833,952
		$ 39,662,780
Containers & Packaging — 1.8%
Ball Corp.	459,676	$ 25,783,227
		$ 25,783,227
Distributors — 0.4%
Pool Corp.(1)	21,929	$ 6,391,865
		$ 6,391,865
Electric Utilities — 2.6%
Exelon Corp.	229,323	$ 9,957,204
NextEra Energy, Inc.	393,135	27,291,432
		$ 37,248,636
Electrical Equipment — 1.9%
Emerson Electric Co.	207,729	$ 27,696,508
		$ 27,696,508
Energy Equipment & Services — 0.8%
Baker Hughes Co.	304,925	$ 11,690,825
		$ 11,690,825
Entertainment — 2.0%
Walt Disney Co.	226,054	$ 28,032,957
		$ 28,032,957
Food Products — 1.8%
General Mills, Inc.	210,927	$ 10,928,128
Hershey Co.	90,891	15,083,361
		$ 26,011,489
Ground Transportation — 2.1%
CSX Corp.	921,167	$ 30,057,679
		$ 30,057,679
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	248,288	$ 33,769,651
Boston Scientific Corp.(2)	236,181	25,368,201
		$ 59,137,852

1
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.6%
McKesson Corp.	11,494	$ 8,422,573
		$ 8,422,573
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp.	90,894	$ 26,556,500
		$ 26,556,500
Household Durables — 1.0%
Meritage Homes Corp.	203,987	$ 13,661,009
		$ 13,661,009
Household Products — 1.3%
Clorox Co.	151,754	$ 18,221,103
		$ 18,221,103
Industrial Conglomerates — 2.4%
3M Co.	221,258	$ 33,684,318
		$ 33,684,318
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	407,592	$ 19,617,403
		$ 19,617,403
Insurance — 9.5%
American International Group, Inc.	412,128	$ 35,274,036
Prudential PLC	1,525,600	19,094,775
Reinsurance Group of America, Inc.	161,030	31,941,911
Ryan Specialty Holdings, Inc.	359,886	24,468,649
Travelers Cos., Inc.	89,645	23,983,623
		$ 134,762,994
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A	111,634	$ 19,673,260
Meta Platforms, Inc., Class A	30,065	22,190,676
		$ 41,863,936
Leisure Products — 0.9%
Hasbro, Inc.	175,517	$ 12,956,665
		$ 12,956,665
Life Sciences Tools & Services — 1.3%
Mettler-Toledo International, Inc.(2)	15,654	$ 18,389,067
		$ 18,389,067
Security	Shares	Value
Machinery — 2.1%
Ingersoll Rand, Inc.	116,599	$ 9,698,705
Toro Co.	139,442	9,855,760
Westinghouse Air Brake Technologies Corp.	46,040	9,638,474
		$ 29,192,939
Metals & Mining — 2.3%
Alcoa Corp.	552,552	$ 16,305,809
Steel Dynamics, Inc.	123,152	15,764,688
		$ 32,070,497
Multi-Utilities — 2.7%
CMS Energy Corp.	275,756	$ 19,104,376
Sempra	245,245	18,582,213
		$ 37,686,589
Oil, Gas & Consumable Fuels — 5.9%
EQT Corp.	406,325	$ 23,696,874
Exxon Mobil Corp.	283,077	30,515,701
Hess Corp.	68,586	9,501,904
Williams Cos., Inc.	319,574	20,072,443
		$ 83,786,922
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	249,833	$ 11,564,770
Zoetis, Inc.	125,261	19,534,453
		$ 31,099,223
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.	63,337	$ 9,374,509
		$ 9,374,509
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	786,879	$ 17,626,090
Micron Technology, Inc.	199,890	24,636,442
ON Semiconductor Corp.(2)	270,797	14,192,471
		$ 56,455,003
Software — 2.3%
NICE Ltd. ADR(2)	72,940	$ 12,320,295
Salesforce, Inc.	76,965	20,987,586
		$ 33,307,881
Specialized REITs — 0.5%
CubeSmart	184,086	$ 7,823,655
		$ 7,823,655

2
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.5%
Lithia Motors, Inc.	46,848	$ 15,826,191
Lowe's Cos., Inc.	92,046	20,422,246
		$ 36,248,437
Total Common Stocks (identified cost $1,093,943,092)		$1,377,273,101

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	44,675,480	$ 44,675,480
Total Short-Term Investments (identified cost $44,675,480)		$ 44,675,480
Total Investments — 100.0% (identified cost $1,138,618,572)		$1,421,948,581
Other Assets, Less Liabilities — (0.0)%†		$ (535,844)
Net Assets — 100.0%		$1,421,412,737
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $6,530,083.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,093,943,092) — including $6,530,083 of securities on loan	$1,377,273,101
Affiliated investments, at value (identified cost $44,675,480)	44,675,480
Dividends receivable	686,687
Dividends receivable from affiliated investments	113,493
Receivable for Fund shares sold	541,186
Securities lending income receivable	567
Tax reclaims receivable	75,536
Trustees' deferred compensation plan	278,355
Total assets	$1,423,644,405
Liabilities
Payable for Fund shares redeemed	$610,739
Payable to affiliates:
Investment adviser fee	717,376
Distribution and service fees	140,281
Sub-transfer agency fee	20,677
Trustees' fees	23,255
Trustees' deferred compensation plan	278,355
Payable for transfer and dividend disbursing agent fees	147,729
Accrued expenses	293,256
Total liabilities	$2,231,668
Net Assets	$1,421,412,737
Sources of Net Assets
Paid-in capital	$1,064,855,302
Distributable earnings	356,557,435
Net Assets	$1,421,412,737
Class A Shares
Net Assets	$587,451,992
Shares Outstanding	22,301,809
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.34
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$27.80
Class C Shares
Net Assets	$10,056,589
Shares Outstanding	379,153
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.52
Class I Shares
Net Assets	$704,396,290
Shares Outstanding	26,598,088
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.48
Class R Shares
Net Assets	$31,344,947
Shares Outstanding	1,193,755
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.26
4
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class R6 Shares
Net Assets	$88,162,919
Shares Outstanding	3,326,633
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $23,797)	$13,587,098
Dividend income from affiliated investments	491,981
Securities lending income, net	6,064
Total investment income	$14,085,143
Expenses
Investment adviser fee	$4,379,355
Distribution and service fees:
Class A	721,183
Class C	51,835
Class R	80,624
Trustees’ fees and expenses	47,039
Custodian fee	163,055
Transfer and dividend disbursing agent fees	448,815
Legal and accounting services	83,625
Printing and postage	42,146
Registration fees	44,673
ReFlow liquidity program fees	69,075
Miscellaneous	100,569
Total expenses	$6,231,994
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$16,861
Total expense reductions	$16,861
Net expenses	$6,215,133
Net investment income	$7,870,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$45,880,170(1)
Foreign currency transactions	6,476
Net realized gain	$45,886,646
Change in unrealized appreciation (depreciation):
Investments	$7,296,304
Foreign currency	1,992
Net change in unrealized appreciation (depreciation)	$7,298,296
Net realized and unrealized gain	$53,184,942
Net increase in net assets from operations	$61,054,952
(1)	Includes $21,958,074 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,870,010	$17,144,441
Net realized gain	45,886,646(1)	142,838,528(2)
Net change in unrealized appreciation (depreciation)	7,298,296	3,220,088
Net increase in net assets from operations	$61,054,952	$163,203,057
Distributions to shareholders:
Class A	$(3,139,885)	$(24,752,520)
Class C	(15,363)	(370,397)
Class I	(4,625,595)	(31,229,859)
Class R	(133,321)	(1,371,378)
Class R6	(612,833)	(4,246,109)
Total distributions to shareholders	$(8,526,997)	$(61,970,263)
Transactions in shares of beneficial interest:
Class A	$(30,626,785)	$(42,636,588)
Class C	(1,338,007)	(3,083,361)
Class I	(34,953,067)	(39,567,410)
Class R	(3,827,174)	(7,294,699)
Class R6	(9,729,250)	(17,397,737)
Net decrease in net assets from Fund share transactions	$(80,474,283)	$(109,979,795)
Net decrease in net assets	$(27,946,328)	$(8,747,001)
Net Assets
At beginning of period	$1,449,359,065	$1,458,106,066
At end of period	$1,421,412,737	$1,449,359,065
(1)	Includes $21,958,074 of net realized gains from redemptions in-kind.
(2)	Includes $50,135,110 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.37	$23.69	$22.63	$24.26	$21.00	$20.98
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.26	$0.25	$0.25	$0.27
Net realized and unrealized gain (loss)	0.98	2.49	1.50	(0.92)	4.79	0.16(2)
Total income (loss) from operations	$1.11	$2.75	$1.76	$(0.67)	$5.04	$0.43
Less Distributions
From net investment income	$(0.14)	$(0.26)	$(0.23)	$(0.25)	$(0.24)	$(0.26)
From net realized gain	—	(0.81)	(0.47)	(0.71)	(1.54)	(0.15)
Total distributions	$(0.14)	$(1.07)	$(0.70)	$(0.96)	$(1.78)	$(0.41)
Net asset value — End of period	$26.34	$25.37	$23.69	$22.63	$24.26	$21.00
Total Return(3)	4.39%(4)	11.49%	7.92%	(2.78)%	24.29%	2.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$587,452	$596,175	$597,094	$626,604	$699,076	$630,544
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.02%(6)	1.00%	1.03%	1.01%	1.01%	1.04%
Net expenses	1.02%(6)(7)	1.00%(7)	1.03%(7)	1.01%(7)	1.01%	1.04%
Net investment income	0.99%(6)	1.02%	1.12%	1.06%	1.07%	1.48%
Portfolio Turnover	50%(4)	75%	68%	65%	56%	65%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.55	$23.84	$22.76	$24.39	$21.10	$21.05
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.07	$0.08	$0.07	$0.07	$0.14
Net realized and unrealized gain (loss)	0.98	2.51	1.52	(0.93)	4.82	0.15(2)
Total income (loss) from operations	$1.01	$2.58	$1.60	$(0.86)	$4.89	$0.29
Less Distributions
From net investment income	$(0.04)	$(0.06)	$(0.05)	$(0.06)	$(0.06)	$(0.09)
From net realized gain	—	(0.81)	(0.47)	(0.71)	(1.54)	(0.15)
Total distributions	$(0.04)	$(0.87)	$(0.52)	$(0.77)	$(1.60)	$(0.24)
Net asset value — End of period	$26.52	$25.55	$23.84	$22.76	$24.39	$21.10
Total Return(3)	3.95%(4)	10.68%	7.11%	(3.53)%	23.39%	1.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,057	$11,019	$13,182	$15,822	$20,594	$21,069
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.77%(6)	1.75%	1.78%	1.77%	1.76%	1.79%
Net expenses	1.77%(6)(7)	1.75%(7)	1.78%(7)	1.77%(7)	1.76%	1.79%
Net investment income	0.24%(6)	0.28%	0.37%	0.31%	0.30%	0.75%
Portfolio Turnover	50%(4)	75%	68%	65%	56%	65%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.51	$23.81	$22.74	$24.38	$21.09	$21.07
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.33	$0.31	$0.31	$0.31	$0.32
Net realized and unrealized gain (loss)	0.98	2.50	1.52	(0.93)	4.82	0.15(2)
Total income (loss) from operations	$1.14	$2.83	$1.83	$(0.62)	$5.13	$0.47
Less Distributions
From net investment income	$(0.17)	$(0.32)	$(0.29)	$(0.31)	$(0.30)	$(0.30)
From net realized gain	—	(0.81)	(0.47)	(0.71)	(1.54)	(0.15)
Total distributions	$(0.17)	$(1.13)	$(0.76)	$(1.02)	$(1.84)	$(0.45)
Net asset value — End of period	$26.48	$25.51	$23.81	$22.74	$24.38	$21.09
Total Return(3)	4.49%(4)	11.79%	8.20%	(2.56)%	24.64%	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$704,396	$713,529	$704,292	$786,104	$841,350	$768,930
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.77%(6)	0.75%	0.78%	0.76%	0.76%	0.79%
Net expenses	0.77%(6)(7)	0.75%(7)	0.78%(7)	0.76%(7)	0.76%	0.79%
Net investment income	1.24%(6)	1.28%	1.37%	1.32%	1.31%	1.72%
Portfolio Turnover	50%(4)	75%	68%	65%	56%	65%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.29	$23.62	$22.56	$24.19	$20.94	$20.92
Income (Loss) From Operations
Net investment incme(1)	$0.09	$0.20	$0.20	$0.19	$0.19	$0.23
Net realized and unrealized gain (loss)	0.99	2.47	1.50	(0.92)	4.78	0.15(2)
Total income (loss) from operations	$1.08	$2.67	$1.70	$(0.73)	$4.97	$0.38
Less Distributions
From net investment income	$(0.11)	$(0.19)	$(0.17)	$(0.19)	$(0.18)	$(0.21)
From net realized gain	—	(0.81)	(0.47)	(0.71)	(1.54)	(0.15)
Total distributions	$(0.11)	$(1.00)	$(0.64)	$(0.90)	$(1.72)	$(0.36)
Net asset value — End of period	$26.26	$25.29	$23.62	$22.56	$24.19	$20.94
Total Return(3)	4.27%(4)	11.20%	7.66%	(3.04)%	24.01%	2.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,345	$33,995	$38,492	$41,954	$49,462	$47,772
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.27%(6)	1.25%	1.28%	1.26%	1.26%	1.29%
Net expenses	1.27%(6)(7)	1.25%(7)	1.28%(7)	1.26%(7)	1.26%	1.29%
Net investment income	0.74%(6)	0.77%	0.87%	0.81%	0.81%	1.23%
Portfolio Turnover	50%(4)	75%	68%	65%	56%	65%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.53	$23.83	$22.76	$24.40	$21.11	$21.08
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.34	$0.33	$0.32	$0.33	$0.34
Net realized and unrealized gain (loss)	0.99	2.51	1.51	(0.93)	4.82	0.16(2)
Total income (loss) from operations	$1.15	$2.85	$1.84	$(0.61)	$5.15	$0.50
Less Distributions
From net investment income	$(0.18)	$(0.34)	$(0.30)	$(0.32)	$(0.32)	$(0.32)
From net realized gain	—	(0.81)	(0.47)	(0.71)	(1.54)	(0.15)
Total distributions	$(0.18)	$(1.15)	$(0.77)	$(1.03)	$(1.86)	$(0.47)
Net asset value — End of period	$26.50	$25.53	$23.83	$22.76	$24.40	$21.11
Total Return(3)	4.52%(4)	11.85%	8.26%	(2.50)%	24.69%	2.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,163	$94,641	$105,046	$115,269	$96,311	$68,343
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.72%(6)	0.70%	0.71%	0.71%	0.70%	0.72%
Net expenses	0.72%(6)(7)	0.70%(7)	0.71%(7)	0.71%(7)	0.70%	0.72%
Net investment income	1.29%(6)	1.33%	1.44%	1.38%	1.39%	1.80%
Portfolio Turnover	50%(4)	75%	68%	65%	56%	65%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
13

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,143,549,129
Gross unrealized appreciation	$289,470,855
Gross unrealized depreciation	(11,071,403)
Net unrealized appreciation	$278,399,452
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the six months ended June 30, 2025, the investment adviser fee amounted to $4,379,355 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $16,861 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $45,023 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,448 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025 in the amount of $568. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $721,183 for Class A shares.
15

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $38,876 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $40,312 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $12,959 and $40,312 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received less than $100 and $174 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $693,267,398 and $759,964,242, respectively, for the six months ended June 30, 2025. In-kind sales for the six months ended June 30, 2025 aggregated $48,198,645.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	552,063	$ 13,964,769	882,327	$ 22,473,256
Issued to shareholders electing to receive payments of distributions in Fund shares	109,224	2,795,354	844,119	22,139,420
Redemptions	(1,854,443)	(47,386,908)	(3,432,321)	(87,249,264)
Net decrease	(1,193,156)	$(30,626,785)	(1,705,875)	$(42,636,588)
Class C
Sales	8,098	$ 211,249	54,839	$ 1,373,474
Issued to shareholders electing to receive payments of distributions in Fund shares	542	14,011	12,630	335,843
Redemptions	(60,835)	(1,563,267)	(189,013)	(4,792,678)
Net decrease	(52,195)	$ (1,338,007)	(121,544)	$ (3,083,361)
16

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	2,893,813	$ 73,975,786	8,094,249	$206,654,149
Issued to shareholders electing to receive payments of distributions in Fund shares	153,556	3,949,299	1,013,736	26,678,691
Redemptions	(4,418,874)	(112,878,152)	(10,711,991)	(272,900,250)
Net decrease	(1,371,505)	$(34,953,067)	(1,604,006)	$(39,567,410)
Class R
Sales	70,448	$ 1,791,361	126,558	$ 3,192,757
Issued to shareholders electing to receive payments of distributions in Fund shares	5,224	133,320	52,378	1,371,379
Redemptions	(225,952)	(5,751,855)	(464,555)	(11,858,835)
Net decrease	(150,280)	$ (3,827,174)	(285,619)	$ (7,294,699)
Class R6
Sales	209,746	$ 5,422,153	348,872	$ 9,015,591
Issued to shareholders electing to receive payments of distributions in Fund shares	20,683	532,244	141,177	3,714,746
Redemptions	(610,953)	(15,683,647)	(1,190,423)	(30,128,074)
Net decrease	(380,524)	$ (9,729,250)	(700,374)	$(17,397,737)
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
17

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

At June 30, 2025, the value of the securities loaned and the value of the collateral received amounted to $6,530,083 and $6,693,858, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10   Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $44,675,480, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,834,635	$279,627,029	$(245,786,184)	$ —	$ —	$44,675,480	$491,981	44,675,480
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 69,896,893	$ —	$ —	$ 69,896,893
Consumer Discretionary	141,649,216	—	—	141,649,216
Consumer Staples	83,895,372	—	—	83,895,372
Energy	95,477,747	—	—	95,477,747
Financials	301,043,967	19,094,775	—	320,138,742
Health Care	169,591,946	—	—	169,591,946
Industrials	180,704,470	—	—	180,704,470
Information Technology	119,987,102	—	—	119,987,102
Materials	84,180,821	—	—	84,180,821
Real Estate	36,815,567	—	—	36,815,567
Utilities	74,935,225	—	—	74,935,225
Total Common Stocks	$1,358,178,326	$19,094,775*	$ —	$1,377,273,101
18

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 44,675,480	$ —	$ —	$ 44,675,480
Total Investments	$1,402,853,806	$ 19,094,775	$ —	$1,421,948,581
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
19

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
20

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
21

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was equal to its benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the Fund’s underperformance relative to its peer group, including stock selection in certain sectors. The Board also noted the Fund’s outperformance gross of fees relative to its primary performance benchmark index during the three-year period. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
22

Eaton Vance
Large-Cap Value Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
23

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EHSTX-NCSR    6.30.25

Eaton Vance
Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
Small-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Small-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	38,480	$ 2,173,735
		$ 2,173,735
Automobile Components — 2.1%
Dorman Products, Inc.(1)	29,719	$ 3,645,630
		$ 3,645,630
Banks — 10.4%
Commerce Bancshares, Inc.	88,278	$ 5,488,243
Community Financial System, Inc.	68,229	3,880,183
First Financial Bankshares, Inc.	98,420	3,541,152
SouthState Corp.	41,589	3,827,436
Stock Yards Bancorp, Inc.	22,932	1,811,169
		$ 18,548,183
Biotechnology — 0.5%
Caris Life Sciences, Inc.(1)	30,455	$ 813,758
		$ 813,758
Building Products — 7.5%
A.O. Smith Corp.	39,649	$ 2,599,785
AAON, Inc.	31,163	2,298,271
Advanced Drainage Systems, Inc.	16,365	1,879,684
AZZ, Inc.	20,950	1,979,356
CSW Industrials, Inc.	8,030	2,303,245
Hayward Holdings, Inc.(1)	169,002	2,332,228
		$ 13,392,569
Capital Markets — 4.1%
Cohen & Steers, Inc.	39,763	$ 2,996,142
Stifel Financial Corp.	40,858	4,240,243
		$ 7,236,385
Chemicals — 2.5%
Balchem Corp.	13,234	$ 2,106,853
Quaker Chemical Corp.	21,357	2,390,702
		$ 4,497,555
Consumer Staples Distribution & Retail — 1.9%
Chefs' Warehouse, Inc.(1)	13,887	$ 886,129
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(1)	28,853	$ 2,523,772
		$ 3,409,901
Containers & Packaging — 2.9%
AptarGroup, Inc.	32,397	$ 5,067,863
		$ 5,067,863
Distributors — 1.1%
LKQ Corp.	50,855	$ 1,882,144
		$ 1,882,144
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	17,488	$ 2,161,342
		$ 2,161,342
Diversified REITs — 2.2%
Essential Properties Realty Trust, Inc.	120,714	$ 3,851,984
		$ 3,851,984
Electric Utilities — 1.7%
IDACORP, Inc.	26,723	$ 3,085,170
		$ 3,085,170
Electronic Equipment, Instruments & Components — 2.5%
Badger Meter, Inc.	14,363	$ 3,518,217
Novanta, Inc.(1)	6,523	841,010
		$ 4,359,227
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	21,344	$ 2,163,855
		$ 2,163,855
Food Products — 0.3%
Lancaster Colony Corp.	3,454	$ 596,748
		$ 596,748
Ground Transportation — 1.1%
Landstar System, Inc.	13,676	$ 1,901,238
		$ 1,901,238
Health Care Equipment & Supplies — 0.9%
Integer Holdings Corp.(1)	12,835	$ 1,578,320
		$ 1,578,320

1
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 7.2%
Addus HomeCare Corp.(1)	19,067	$ 2,196,328
Chemed Corp.	8,253	4,018,633
Option Care Health, Inc.(1)	87,746	2,849,990
U.S. Physical Therapy, Inc.	46,932	3,670,083
		$ 12,735,034
Health Care Technology — 0.5%
Certara, Inc.(1)	71,229	$ 833,379
		$ 833,379
Hotels, Restaurants & Leisure — 4.5%
Aramark	95,313	$ 3,990,756
Wyndham Hotels & Resorts, Inc.	49,991	4,059,769
		$ 8,050,525
Household Durables — 1.2%
Meritage Homes Corp.	13,499	$ 904,028
Taylor Morrison Home Corp.(1)	21,494	1,320,162
		$ 2,224,190
Industrial REITs — 3.2%
EastGroup Properties, Inc.	18,730	$ 3,130,158
Terreno Realty Corp.	44,422	2,490,741
		$ 5,620,899
Insurance — 8.9%
AMERISAFE, Inc.	29,183	$ 1,276,173
First American Financial Corp.	27,447	1,684,971
Hamilton Insurance Group Ltd., Class B(1)	93,870	2,029,469
Kemper Corp.	26,558	1,714,053
RLI Corp.	49,154	3,549,902
Selective Insurance Group, Inc.	18,144	1,572,178
White Mountains Insurance Group Ltd.	2,192	3,936,218
		$ 15,762,964
Machinery — 10.1%
Albany International Corp., Class A	35,542	$ 2,492,560
Atmus Filtration Technologies, Inc.	66,510	2,422,294
Donaldson Co., Inc.	42,706	2,961,661
ESCO Technologies, Inc.	20,558	3,944,464
Franklin Electric Co., Inc.	36,184	3,247,152
Middleby Corp.(1)	20,246	2,915,424
		$ 17,983,555
Security	Shares	Value
Media — 0.8%
John Wiley & Sons, Inc., Class A	32,892	$ 1,467,970
		$ 1,467,970
Professional Services — 2.6%
CBIZ, Inc.(1)	64,761	$ 4,644,011
		$ 4,644,011
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(1)	65,686	$ 2,245,804
Diodes, Inc.(1)	46,252	2,446,268
Universal Display Corp.	8,151	1,259,004
		$ 5,951,076
Software — 4.8%
CCC Intelligent Solutions Holdings, Inc.(1)	266,259	$ 2,505,497
Clearwater Analytics Holdings, Inc., Class A(1)	67,648	1,483,521
Descartes Systems Group, Inc.(1)	8,700	884,312
nCino, Inc.(1)	50,361	1,408,597
Progress Software Corp.	13,822	882,396
SPS Commerce, Inc.(1)	10,082	1,372,059
		$ 8,536,382
Specialty Retail — 3.9%
Advance Auto Parts, Inc.	14,560	$ 676,894
Group 1 Automotive, Inc.	5,373	2,346,443
Valvoline, Inc.(1)	103,200	3,908,184
		$ 6,931,521
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	87,803	$ 5,298,911
		$ 5,298,911
Total Common Stocks (identified cost $148,151,946)		$176,406,024

2
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	1,333,339	$ 1,333,339
Total Short-Term Investments (identified cost $1,333,339)		$ 1,333,339
Total Investments — 100.1% (identified cost $149,485,285)		$177,739,363
Other Assets, Less Liabilities — (0.1)%		$ (175,677)
Net Assets — 100.0%		$177,563,686
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $148,151,946)	$176,406,024
Affiliated investments, at value (identified cost $1,333,339)	1,333,339
Dividends receivable	153,739
Dividends receivable from affiliated investments	8,594
Receivable for Fund shares sold	114,188
Receivable from affiliates	34,946
Trustees' deferred compensation plan	18,880
Other assets	1,653
Total assets	$178,071,363
Liabilities
Payable for investments purchased	$191,042
Payable for Fund shares redeemed	88,438
Payable to affiliates:
Investment adviser fee	108,297
Administration fee	21,718
Distribution and service fees	10,070
Sub-transfer agency fee	3,281
Trustees' fees	2,848
Trustees' deferred compensation plan	18,880
Payable for transfer and dividend disbursing agent fees	29,875
Payable for legal and accounting services	33,228
Total liabilities	$507,677
Net Assets	$177,563,686
Sources of Net Assets
Paid-in capital	$141,127,941
Distributable earnings	36,435,745
Net Assets	$177,563,686
Class A Shares
Net Assets	$25,331,942
Shares Outstanding	1,684,035
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.04
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.87
Class C Shares
Net Assets	$4,853,014
Shares Outstanding	440,239
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.02
Class I Shares
Net Assets	$145,001,578
Shares Outstanding	8,320,955
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.43
4
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class R Shares
Net Assets	$2,377,152
Shares Outstanding	169,199
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.05
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$1,019,425
Dividend income from affiliated investments	68,186
Total investment income	$1,087,611
Expenses
Investment adviser fee	$650,507
Administration fee	130,102
Distribution and service fees:
Class A	31,638
Class C	24,311
Class R	5,152
Trustees’ fees and expenses	5,966
Custodian fee	23,506
Transfer and dividend disbursing agent fees	77,999
Legal and accounting services	27,748
Printing and postage	7,748
Registration fees	35,056
Miscellaneous	12,943
Total expenses	$1,032,676
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$140,758
Total expense reductions	$140,758
Net expenses	$891,918
Net investment income	$195,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$6,016,717
Net realized gain	$6,016,717
Change in unrealized appreciation (depreciation):
Investments	$(10,179,053)
Net change in unrealized appreciation (depreciation)	$(10,179,053)
Net realized and unrealized loss	$(4,162,336)
Net decrease in net assets from operations	$(3,966,643)
6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$195,693	$496,138
Net realized gain	6,016,717	7,283,735
Net change in unrealized appreciation (depreciation)	(10,179,053)	10,851,249
Net increase (decrease) in net assets from operations	$(3,966,643)	$18,631,122
Distributions to shareholders:
Class A	$—	$(680,887)
Class C	—	(170,710)
Class I	—	(3,331,054)
Class R	—	(60,736)
Total distributions to shareholders	$—	$(4,243,387)
Transactions in shares of beneficial interest:
Class A	$(707,331)	$516,394
Class C	(155,641)	340,200
Class I	11,309,057	10,320
Class R	447,636	946,896
Net increase in net assets from Fund share transactions	$10,893,721	$1,813,810
Net increase in net assets	$6,927,078	$16,201,545
Net Assets
At beginning of period	$170,636,608	$154,435,063
At end of period	$177,563,686	$170,636,608
7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.41	$14.11	$12.77	$15.59	$14.69	$13.19
Income (Loss) From Operations
Net investment income (loss)(1)	$0.00(2)	$0.02	$0.02	$(0.00)(2)	$(0.04)	$0.00(2)
Net realized and unrealized gain (loss)	(0.37)	1.69	1.42	(2.41)	3.10	1.66
Total income (loss) from operations	$(0.37)	$1.71	$1.44	$(2.41)	$3.06	$1.66
Less Distributions
From net investment income	$—	$(0.02)	$(0.02)	$—	$—	$—
From net realized gain	—	(0.39)	(0.08)	(0.41)	(2.16)	(0.16)
Total distributions	$—	$(0.41)	$(0.10)	$(0.41)	$(2.16)	$(0.16)
Net asset value — End of period	$15.04	$15.41	$14.11	$12.77	$15.59	$14.69
Total Return(3)	(2.40)%(4)	11.93%	11.28%	(15.53)%	21.18%	12.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,332	$26,664	$24,053	$21,475	$28,882	$26,683
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.37%(6)	1.36%	1.38%	1.39%	1.38%	1.46%
Net expenses	1.21%(6)(7)	1.21%(7)	1.21%(7)	1.21%(7)	1.21%	1.21%
Net investment income (loss)	0.04%(6)	0.12%	0.14%	(0.02)%	(0.25)%	0.01%
Portfolio Turnover	20%(4)	38%	42%	53%	55%	71%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.33	$10.53	$9.61	$11.88	$11.63	$10.55
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.07)	$(0.06)	$(0.08)	$(0.13)	$(0.07)
Net realized and unrealized gain (loss)	(0.27)	1.26	1.06	(1.83)	2.44	1.31
Total income (loss) from operations	$(0.31)	$1.19	$1.00	$(1.91)	$2.31	$1.24
Less Distributions
From net realized gain	$—	$(0.39)	$(0.08)	$(0.36)	$(2.06)	$(0.16)
Total distributions	$—	$(0.39)	$(0.08)	$(0.36)	$(2.06)	$(0.16)
Net asset value — End of period	$11.02	$11.33	$10.53	$9.61	$11.88	$11.63
Total Return(2)	(2.74)%(3)	11.06%	10.46%	(16.17)%	20.25%	11.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,853	$5,146	$4,469	$3,299	$3,254	$3,517
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.12%(5)	2.11%	2.13%	2.14%	2.13%	2.21%
Net expenses	1.96%(5)(6)	1.96%(6)	1.96%(6)	1.96%(6)	1.96%	1.96%
Net investment loss	(0.72)%(5)	(0.62)%	(0.59)%	(0.74)%	(1.01)%	(0.76)%
Portfolio Turnover	20%(3)	38%	42%	53%	55%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$17.83	$16.26	$14.70	$17.87	$16.57	$14.83
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.06	$0.06	$0.04	$0.00(2)	$0.04
Net realized and unrealized gain (loss)	(0.43)	1.96	1.63	(2.76)	3.51	1.87
Total income (loss) from operations	$(0.40)	$2.02	$1.69	$(2.72)	$3.51	$1.91
Less Distributions
From net investment income	$—	$(0.06)	$(0.05)	$(0.02)	$(0.02)	$(0.01)
From net realized gain	—	(0.39)	(0.08)	(0.43)	(2.19)	(0.16)
Total distributions	$—	$(0.45)	$(0.13)	$(0.45)	$(2.21)	$(0.17)
Net asset value — End of period	$17.43	$17.83	$16.26	$14.70	$17.87	$16.57
Total Return(3)	(2.24)%(4)	12.23%	11.54%	(15.31)%	21.46%	13.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,002	$136,856	$124,995	$101,802	$111,052	$82,716
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.12%(6)	1.11%	1.13%	1.14%	1.13%	1.21%
Net expenses	0.96%(6)(7)	0.96%(7)	0.96%(7)	0.96%(7)	0.96%	0.96%
Net investment income	0.30%(6)	0.37%	0.40%	0.25%	0.01%	0.27%
Portfolio Turnover	20%(4)	38%	42%	53%	55%	71%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.41	$13.25	$12.01	$14.69	$13.93	$12.54
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.01)	$(0.01)	$(0.03)	$(0.08)	$(0.03)
Net realized and unrealized gain (loss)	(0.35)	1.57	1.33	(2.27)	2.93	1.58
Total income (loss) from operations	$(0.36)	$1.56	$1.32	$(2.30)	$2.85	$1.55
Less Distributions
From net investment income	$—	$(0.01)	$—	$—	$—	$—
From net realized gain	—	(0.39)	(0.08)	(0.38)	(2.09)	(0.16)
Total distributions	$—	$(0.40)	$(0.08)	$(0.38)	$(2.09)	$(0.16)
Net asset value — End of period	$14.05	$14.41	$13.25	$12.01	$14.69	$13.93
Total Return(2)	(2.50)%(3)	11.61%	11.03%	(15.73)%	20.82%	12.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,377	$1,971	$917	$414	$455	$569
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.62%(5)	1.61%	1.63%	1.64%	1.63%	1.71%
Net expenses	1.46%(5)(6)	1.46%(6)	1.46%(6)	1.46%(6)	1.46%	1.46%
Net investment loss	(0.20)%(5)	(0.07)%	(0.10)%	(0.25)%	(0.53)%	(0.25)%
Portfolio Turnover	20%(3)	38%	42%	53%	55%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
12

Eaton Vance
Small-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$150,861,526
Gross unrealized appreciation	$32,690,575
Gross unrealized depreciation	(5,812,738)
Net unrealized appreciation	$26,877,837
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2025, the Fund’s investment adviser fee amounted to $650,507 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $2,395 relating to the Fund’s investment in the Liquidity Fund.
13

Eaton Vance
Small-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the administration fee amounted to $130,102.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $138,363 of the Fund's operating expenses for the six months ended June 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, EVM earned $7,885 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $944 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $31,638 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $18,233 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2025, the Fund paid or accrued to EVD $2,576 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2025 amounted to $6,078 and $2,576 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2025, the Fund was informed that EVD received $110 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $48,161,982 and $34,743,330, respectively, for the six months ended June 30, 2025.
14

Eaton Vance
Small-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	77,968	$ 1,180,022	307,778	$ 4,610,508
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	40,551	659,764
Redemptions	(124,318)	(1,887,353)	(322,449)	(4,753,878)
Net increase (decrease)	(46,350)	$ (707,331)	25,880	$ 516,394
Class C
Sales	20,536	$ 224,050	100,984	$ 1,111,134
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	14,249	170,710
Redemptions	(34,340)	(379,691)	(85,531)	(941,644)
Net increase (decrease)	(13,804)	$ (155,641)	29,702	$ 340,200
Class I
Sales	1,912,630	$33,408,865	2,210,087	$37,560,688
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	175,360	3,302,026
Redemptions	(1,267,907)	(22,099,808)	(2,394,453)	(40,852,394)
Net increase (decrease)	644,723	$11,309,057	(9,006)	$ 10,320
Class R
Sales	48,219	$ 670,502	103,036	$ 1,445,652
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,991	60,736
Redemptions	(15,779)	(222,866)	(39,493)	(559,492)
Net increase	32,440	$ 447,636	67,534	$ 946,896
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
15

Eaton Vance
Small-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,333,339, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,597,661	$36,447,438	$(38,711,760)	$ —	$ —	$1,333,339	$68,186	1,333,339
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$176,406,024*	$ —	$ —	$176,406,024
Short-Term Investments	1,333,339	—	—	1,333,339
Total Investments	$ 177,739,363	$ —	$ —	$177,739,363
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Small-Cap Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Small-Cap Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Small-Cap Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Small-Cap Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

ETEGX-NCSR    6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 26, 2025